File No. 333-47541
                    As filed with the SEC on October 2, 2001

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
             REGISTRATIONSTATEMENT UNDER THE SECURITIES ACT OF 1933
                    Pre-Effective Amendment No.        /  /
                    Post-Effective Amendment No.       /11/

                        (Check appropriate box or boxes)

                                 ATC FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (305) 935-1111
                        (Area Code and Telephone Number)

                         125 LINCOLN AVENEUE, SUITE 100
                         SANTA FE, NEW MEXICO 87501-2052
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                              MR. TERENCE P. SMITH
                           DECLARATION SERVICE COMPANY
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                        MR. CHARLES W. LUTTER, JR., ESQ.
                                 103 CANYON OAKS
                            SAN ANTONIO, TEXAS 78232
                                 (210) 496-5438

                           MR. DAVID D. JONES, ESQUIRE
                      C/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering: As soon as practicable after this registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on November 15, 2001 pursuant to Rule 488.

Title of Securities Being Registered - Shares of beneficial interest of:
The Water Fund

NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

THE WATER FUND
A SERIES OF
DECLARATION FUND
555 NORTH LANE, SUITE 6160
CONSHOHOCKEN, PA  19428

Dear Shareholder:

     The Board of Trustees of Declaration Fund ("Declaration Board") is pleased to submit to the shareholders of The Water Fund its proposal to reorganize The Water Fund, a separate series of Declaration Fund ( the "Declaration Water Fund") into a comparable series of ATC Funds, Inc. (the "ATC Fund") The shareholders of the Declaration Water Fund will vote on the proposal to reorganize their Fund. If approved, the shareholders of the Declaration Water Fund will receive shares of the ATC Fund. The Declaration Water Fund and the ATC Fund are both advised by Avalon Trust Company ("Avalon"). Avalon is a state registered trust company organized, operating and subject to the regulatory oversight of the state of New Mexico. Avalon was founded in 1998 and provides comprehensive trust and financial services to individuals, foundations and businesses. As of June 30, 2001, Avalon had approximately $150 million in assets under management. ATC has served as investment adviser to the Declaration Water Fund and the ATC Fund since their inceptions. ATC is also registered as an investment adviser with the Securities and Exchange Commission ("SEC")

     This reorganization is being proposed in connection with the recent engagement of Avalon to serve as investment adviser to the ATC Fund. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, Avalon proposed that the Declaration Water Fund be reorganized into the ATC Fund.

     The Declaration Board considered various factors in reviewing this proposal on behalf of the shareholders of the Declaration Water Fund, including, but not limited to, the following: First, the Declaration Board considered the fact that the ATC Fund has identical investment objectives and policies to those of the Declaration Water Fund. Second, because the ATC Fund's complex has a larger asset base, the Declaration Board believes the reorganization may provide shareholders the benefit of economies of scale and increased diversification. Third, no shareholders of the Declaration Water Fund will pay a sales charge to become a shareholder of the ATC Fund in connection with the reorganization, and the expenses of the reorganization will not be borne by the Declaration Water Fund. Fourth, the reorganization is expected to be tax-free; it is anticipated you will pay no federal income tax as a result of the reorganization. The Declaration Board also considered the quality of services that would be provided to the shareholders of the Declaration Water Fund after the reorganization and that the expense ratios for the ATC Fund are lower than the existing expense ratios for the Declaration Water Fund and are within industry norms. For these and other reasons, the Declaration Board believes this reorganization is in the best interests of the shareholders of the Declaration Water Fund. The Board of Directors of ATC Funds, Inc. ("ATC Board") considered the same factors and determined that the reorganization is in the best interest of the shareholders of the ATC Fund.

     If this proposal is approved by the Declaration Water Fund shareholders, the ATC Fund would acquire substantially all of the assets and liabilities of the Declaration Water Fund, and ATC Fund shares would be distributed pro rata to you in complete liquidation of your Declaration Water Fund shares. In order to exchange your Declaration Water Fund shares for ATC Fund shares, the Declaration Board submits for your approval a form of Agreement and Plan of Reorganization ("Plan") that relates to your Declaration Water Fund. ATC Fund shareholder approval of this reorganization and the Plan is not required nor is it being sought. The ATC Fund is a new Fund formed specifically to acquire the Declaration Water Fund. The ATC Fund currently has no shareholders and the effectiveness of the ATC Fund registration statement is still pending before the Securities and Exchange Commission.

     Your vote on this proposal is very important. Whether or not you plan to attend the meeting, please vote your shares by fax (610- 832-1049) or by mail. IF YOU OWN SHARES IN MORE THAN ONE ACCOUNT OF THE DECLARATION WATER FUND, YOU WILL RECEIVE MORE THAN ONE PROSPECTUS/PROXY STATEMENT AND PROXY CARD AND WILL NEED TO VOTE THE SHARES YOU HOLD FOR EACH ACCOUNT.

Following this letter is a Q&A summarizing the proposed reorganization and information on how you vote your shares. Please read the entire Prospectus/Proxy Statement carefully before you vote.

     The Board believes that the proposed reorganization of the Declaration Water Fund with the ATC Fund is in the best interests of the Declaration Water Fund and its Shareholders and unanimously recommends that you vote in favor of the proposal.

     Thank you for your prompt attention and participation.

                              Sincerely,

                              /s/ Terence P. Smith
                              President

                        DECLARATION FUND/ATC FUNDS, INC.
                                    PROXY Q&A

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION TAKING PLACE?

     This reorganization is being proposed in connection with the recent engagement of Avalon to serve as investment adviser to certain series of ATC Funds, Inc. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, ATC proposed that The Water Fund, a separate series of Declaration Fund (the "Declaration Water Fund"), be reorganized into an identical series of ATC Funds, Inc. (the "ATC Fund").

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

The reorganization is currently anticipated to occur in ____________, 2001, assuming shareholder and regulatory approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the ATC Fund.

WHAT DO I HAVE TO DO TO BECOME A SHAREHOLDER IN THE ATC FUND?

Declaration Water Fund shareholders are being asked to approve this reorganization through voting at the Special Meeting of Declaration Water Fund Shareholders, which is scheduled to occur on ______________, 2001. Your vote is very important. You have the flexibility to cast your vote either by phone or fax at 610-832-1067.

Upon approval of the reorganization, all Declaration Water Fund shareholders' accounts will automatically be transferred to the ATC Fund.

WHAT WILL HAPPEN TO MY DECLARATION WATER FUND ACCOUNT?

After the reorganization, shareholders will be assigned a new account at ATC Funds, Inc. and then Declaration Water Fund accounts will be closed. This process will occur automatically, with no action required by you.

WILL ALL OF MY CURRENT ACCOUNT OPTIONS, SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLANS, TRANSFER OVER TO ATC FUNDS?

Various types of account servicing features will transfer automatically to new ATC Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the ATC Funds' product line and shareholder services.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from Declaration Water Fund shares into ATC Fund shares as a result of this reorganization.

Shareholders will incur capital gains or losses if they sell their Declaration Water Fund shares before the reorganization becomes effective or sell/exchange their ATC Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Please note that retirement accounts are exempt from such tax consequences.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION?

Contact   Declaration   Fund  at   1-800-318-8353,   or   contact   your   sales
representative.

WHERE CAN I GET MORE INFORMATION ABOUT ATC FUNDS, INC.?

Contact ATC Funds, Inc. at 1-888-760-0022. Additionally, we encourage you to contact your financial advisor.

--------------------------------------------------------------------------------

                                 THE WATER FUND
                                   A SERIES OF
                                DECLARATION FUND
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON ______________, 2001

         A Special Meeting of Shareholders ("Special Meeting") of The Water Fund, a separate series of Declaration Fund (the "Declaration Water Fund") will be held on _______________, 2001, at 2:00 p.m., Eastern Time at the principal offices of Declaration Fund, 555 North Lane, Suite 6160, Conshohocken, PA 19428, for the following purposes:

1. To approve a proposed Agreement and Plan of Reorganization ("Plan") between Declaration Fund, on behalf of the Declaration Water Fund, and ATC Funds, Inc., on behalf of the ATC Fund, whereby the ATC Fund would acquire all or substantially all of the assets and liabilities of the Declaration Water Fund in exchange solely for ATC Fund shares, to be distributed pro rata by the Declaration Water Fund to the holders of its shares, in complete liquidation of the Declaration Water Fund.

2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     The  attached   Prospectus/Proxy   Statement   provides  more   information
concerning the foregoing matters, including the transaction contemplated by the Plan. A Form of the Plan is attached as Exhibit A.

Shareholders of record of the Declaration Water Fund at the close of business on ______________, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL, OR YOU MAY VOTE BY TELEPHONE. YOUR VOTE IS VERY IMPORTANT.

                    By Order of the Board of Trustees,

                    /s/ A. Louis Denton
                    --------------------------
                    By:   A. Louis Denton
                    Secretary
                    Dated:  ______________, 2001

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE BY TELEPHONE. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                                     PART A
                                     ------


                           PROSPECTUS/PROXY STATEMENT
                            ___________________, 2001

                          ACQUISITION OF THE ASSETS OF:

                                 THE WATER FUND
                            A SEPARATE SERIES OF THE
                                DECLARATION FUND
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                                 1-800-318-8353

                             BY AND IN EXCHANGE FOR

                                 THE WATER FUND
                              A SEPARATE SERIES OF
                                 ATC FUNDS, INC.
                          125 LINCOLN AVENUE, SUITE 100
                         SANTA FE, NEW MEXICO 87501-2052
                                 1-888-760-0022


     This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") related to your Fund (the "Declaration Water Fund") pursuant to which you would receive shares of a mutual fund series of ATC Funds, Inc., also called The Water Fund (the "ATC Fund") in exchange for the shares of the Fund you currently own. Each Fund represents a portfolio of securities of an open-end management investment company. Each Fund is advised by Avalon Trust Company ("ATC"), a trust company registered as an investment adviser with the SEC. If the Plan is approved with respect to your Declaration Water Fund, the ATC Fund, which has identical investment objectives, investment policies and strategies as the Declaration Water Fund, will acquire all or substantially all of the assets and liabilities of the Declaration Water Fund, and ATC Fund shares will be distributed pro rata to the holders of Declaration Water Fund shares in complete liquidation of the Declaration Water Fund. In accordance with the terms of the Plan, each Declaration Water Fund shareholder will become the owner of ATC Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Declaration Water Fund.

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES OF DECLARATION FUND UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.
--------------------------------------------------------------------------------

You should retain this Prospectus/Proxy Statement, dated ______________, 2001, for future reference. It sets forth concisely the information about the ATC Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the ATC Fund into which your Declaration Water Fund would be reorganized (dated July 30, 2001), which is incorporated herein by reference. The Statements of Additional Information for both Funds (one relating to the Declaration Water Fund's Prospectus, which is dated May 1, 2001, and a second one relating to this Prospectus/Proxy Statement, which is dated ______________, 2001), all containing additional information concerning both funds, have been filed with the Securities and Exchange
Commission ("SEC") and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling Declaration Fund at the address and telephone number shown above.

A Prospectus dated May 3, 2001, and a Statement of Additional Information, dated May 3, 2001, relating to the Declaration Water Fund, have been filed with the SEC and are incorporated herein by reference. The Annual Report to Shareholders of the Declaration Water Fund, dated December 31, 2000, has also been filed with the SEC and is incorporated herein by reference. You may request a copy of the Prospectus and Statement of Additional Information relating to the Declaration Water Fund without charge by writing or calling the Declaration Fund at the address and telephone number shown above.

This Prospectus/Proxy Statement will first be mailed to shareholders on or about _______________, 2001.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Declaration Water Fund, the Prospectus and Statement of Additional Information of the ATC Fund, and the Plan. A Form of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.

ABOUT THE PROPOSED REORGANIZATION

     The Board of Trustees of Declaration Fund, of which the Declaration Water Fund is a series, has voted to recommend approval of the Plan to shareholders of the Declaration Water Fund. Under the Plan, the ATC Fund would acquire all or substantially all of the assets and liabilities of the Declaration Water Fund in exchange for the Declaration Water Fund's shares to be distributed pro rata by the Declaration Water Fund to its shareholders in complete liquidation and dissolution of the Declaration Water Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the Declaration Water Fund would become the owner of ATC Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Declaration Water Fund on the date of the Reorganization.

     As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Declaration Water Fund nor the nor the shareholders of the ATC Fund will recognize any gain or loss. The tax basis of the ATC Fund's shares received by Declaration Water Fund shareholders would be the same as the tax basis of their shares in the Declaration Water Fund. After the Reorganization is completed, the Declaration Water Fund will be dissolved.

     The following chart shows the class of shares of the ATC Fund you would receive in the Reorganization.

THE ATC FUND HAS RECENTLY BEEN ORGANIZED FOR THE PURPOSE OF CONTINUING THE INVESTMENT OPERATIONS OF THE DECLARATION WATER FUND, AND HAS NO ASSETS OR PRIOR HISTORY OF INVESTMENT OPERATIONS.

--------------------------------------------------------------------------------
Declaration Water Fund                                ATC Fund
No-Load Class Shares      Would be Reorganized into   Institutional Class Shares
--------------------------------------------------------------------------------

COMPARATIVE FEE TABLES

The Declaration Water Fund, like all mutual funds, incurs certain expenses in its operations and, as a shareholder of the Declaration Water Fund, you pay these expenses indirectly. The ATC Fund also incurs expenses in its operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following table compares the expenses paid by the Declaration Water Fund with the expenses that you would incur indirectly as a shareholder of the ATC Fund into which your shares would be exchanged. The table also includes any shareholder fees which would be paid directly from your investment.

YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE ATC FUND IN EXCHANGE FOR SHARES OF THE DECLARATION WATER FUND YOU CURRENTLY OWN IN THE REORGANIZATION.

The various fees and expense ratios to be incurred by the Institutional Class shares of the ATC Fund after the proposed Reorganization generally are expected to be less than those currently incurred by the No-Load Class shares of the Declaration Water Fund.

     A comparison of fees is provided in the following tables. This table describes the fees and expenses of the Institutional Class Shares of the ATC Fund, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the No-Load Class Shares of the Declaration Water Fund for its most recent fiscal year end (December 31, 2000).

--------------------------------------------------------------------------------------------------------------
                  SHAREHOLDER FEES                      ATC FUND (INSTITUTIONAL         DECLARATION WATER FUND
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)               CLASS SHARES)              (NO-LOAD CLASS SHARES)
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                 NONE                            NONE
(as a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
           ANNUAL FUND OPERATING EXPENSES
    EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS         ATC FUND (INSTITUTIONAL         DECLARATION WATER FUND
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)                CLASS SHARES)              (NO-LOAD CLASS SHARES)
--------------------------------------------------------------------------------------------------------------
Management Fees(1)                                               1.00%                          1.00%
--------------------------------------------------------------------------------------------------------------
Distribution and Servicing (12b-1) Fees                          0.00%                          0.25%
--------------------------------------------------------------------------------------------------------------
Other Expenses(2)                                                0.50%                          0.50%
                                                                 -----                          -----
--------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             1.50%                          1.75%
--------------------------------------------------------------------------------------------------------------

1.   Under  identical   contractual   arrangements   applicable  to  each  Fund,
     Management Fees include a fee of 1.00% for investment advisory services, paid to Avalon.

2. Under identical contractual arrangements applicable to each Fund, Avalon is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. These fees are paid to Avalon under a separate agreement to provide such services.

EXAMPLES

The following Example is intended to help you compare the cost of investing in the Declaration Water Fund, whose shares you currently own, with the cost of investing in the ATC Fund shares into which your Declaration Water Fund will be reorganized if the proposed Reorganization is approved. The Example for each Fund assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example assumes that your investment has a 5% return each year.

--------------------------------------------------------------------------------
FUND                         1 YEAR        3 YEARS      FIVE YEARS     TEN YEARS
--------------------------------------------------------------------------------
DECLARATION WATER FUND
(NO-LOAD SHARES)              $178          $551           $956          $2,076
--------------------------------------------------------------------------------
ATC FUND (INSTITUTIONAL
SHARES)                       $153          $476           $822          $1,800
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE DECLARATION WATER FUND AND THE ATC FUND

     The investment objectives, policies, strategies and the principal risks of investing in the Declaration Water Fund and the ATC Fund are identical. Listed below are the investment objectives, policies, strategies and the principal risks of investing in the ATC Fund. The Preliminary Prospectus of the ATC Fund is also attached to this Proxy as Exhibit B, and you are encouraged to read it carefully.

THE ATC FUND'S INVESTMENT OBJECTIVE

     The Fund's investment objective is long-term growth of capital.

THE ATC FUND'S PRINCIPAL INVESTMENT STRATEGIES

     The Adviser attempts to achieve the Fund's investment goals by:

     o investing in common stocks without restrictions regarding market capitalization;
     o normally investing at least 85% of the Fund's total assets in US and foreign common stocks; and
     o normally investing at least 85% of the Fund's total assets in the securities of "Water Companies".

     The Fund's Adviser defines "Water Companies" to be:

     o    publicly traded water utility and/or utility management companies;
     o companies that derive a significant portion of their annual revenues (at least 51%) from the production of equipment and supplies used for water transport, cleansing, recycling, treatment and supply (such as filter producers, specialized trucking firms, recycling plant and equipment producers, etc.);
     o    companies that produce and/or supply bottled drinking water; and
     o companies that derive a significant portion of their annual revenues (at least 51%) from oceanic and other marine activities whose principal purpose is the preservation and enhancement of ocean quality and purity.

     As everyone knows, fresh, clean water is essential to all life on this planet. The Fund's Adviser believes that the continued availability of water and recurring problems with its potability will become highly focused issues in the 21st century. As water availability problems increase in priority, companies whose business focus revolves around water may experience dramatically increased growth and visibility among investors. The Adviser believes that the Fund is the first US mutual fund to recognize water as a principal investment opportunity.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in "Water Companies" that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    excellent prospects for growth;
     o    strong franchise;
     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    highly qualified  management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     The Fund may invest up to 40% of its total assets in foreign "Water Company" securities, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Where profitable utility situations or technological developments occur in countries without US listings or ADR opportunities, the Fund may directly invest in such securities on foreign exchanges. The Fund will not invest more than 25% of its total assets in foreign securities on foreign exchanges.

     The Fund will normally invest its remaining assets, if any, in cash equivalents, such as U.S. government debt instruments, money market mutual funds, and repurchase agreements.

THE ATC FUND'S PRINCIPAL RISKS

GENERAL RISKS- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

STOCK MARKET RISK- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

FOREIGN SECURITIES RISK- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.

     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

FOCUSED PORTFOLIO RISK- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

STYLE RISK- The Fund is considered to be a sector fund, which means that it will invest the majority of its investments in a single industry; in this case, "Water Companies". Investing in a single industry makes the Fund more susceptible to negative impacts on that industry than a more diversified fund might be. Also, a change in the value of a single company within that industry might have a pronounced effect on the other companies in that industry, with the result that there would be a more pronounced negative effect on the Fund than such a change would have on a more diversified fund.

TEMPORARY DEFENSIVE POSITIONS- Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. Under certain extraordinary market conditions, cash reserves may be a significant percentage of the Fund's total net assets. In the event such conditions occur, the Fund will invest its cash reserves in U.S. Government debt instruments, money market funds and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     In addition to the policies and strategies set forth in the Prospectus, the Declaration Water Fund and the ATC Fund are each subject to certain additional investment policies and limitations, which are described in their respective Statements of Additional Information. The Prospectus and Statement of Additional Information of the Declaration Water Fund and the Prospectus and Statement of Additional Information of the ATC Fund, all of which are incorporated herein by reference thereto, together set forth in full the investment objectives, policies, strategies and limitations of each Fund.

COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS

     ATC Funds, Inc. is governed by its Board of Directors. The Board selects and oversees the investment activities of the investment adviser to each series of ATC Funds, Inc. Avalon serves as investment adviser to all of the series of ATC Funds, Inc. pursuant to an investment advisory agreement between ATC and ATC Funds, Inc. Avalon manages each series' assets, including buying and selling portfolio securities. The address of Avalon is 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052.

     Avalon is a state-regulated independent trust company incorporated and operating under the laws of the State of New Mexico, and is registered as an investment adviser with the SEC. Avalon 's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. Avalon has been investment adviser to both the Declaration Water Fund and the ATC Fund since their inceptions. Avalon manages the investment portfolio and business affairs of each ATC Fund under an Investment Advisory Agreement with ATC Funds, Inc., and manages, or arranges to manage, the daily operations of each ATC Fund under an Operating Services Agreement with ATC Funds, Inc.

     Declaration Fund is governed by its Board of Trustees. This Board selects each Declaration Fund's investment adviser and oversees the adviser's investment activities. ATC currently serves as investment adviser to the Declaration Water Fund pursuant to an investment advisory agreement between ATC and Declaration Fund. ATC manages the Declaration Water Fund's assets including buying and selling portfolio securities, and maintains the Fund's records relating to such purchases and sales.

Under both investment advisory agreements, Avalon is paid a fee equal to an annual rate of 1.00% of the average assets of each Fund, such fee to be computed daily based upon the daily average net assets of the Fund. This fee is paid monthly. A copy of the Avalon Investment Advisory Agreement is attached as Exhibit C.

PLEASE REVIEW THE AVALON INVESTMENT ADVISORY AGREEMENT CAREFULLY. IF YOU VOTE TO APPROVE THE REORGANIZATION, YOU WILL ALSO BE APPROVING AVALON AS THE INVESTMENT ADVISER TO THE ATC FUND.

PORTFOLIO MANAGERS

Mr. Roger Decort and Mr. Owen Quattlebaum are responsible for choosing the securities in which both Funds invest and for providing the day-to-day investment management services for each Fund. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Mr. Decort, in addition to serving as Chief Executive Officer of Avalon, has been the Managing Director and sole shareholder of Decorte & Company, Inc., a financial servicing firm offering investment management services to high wealth individuals, since 1990. Prior to joining the Adviser in 1998, Mr. Quattlebaum served as a manager and member of the Investment Committee of Brown Brothers, Harriman, from 1986 to 1998. Messrs. Decort and Quattlebaum each have over thirty years experience in the financial management field.

ADMINISTRATIVE AND SHAREHOLDER SERVICES

TRANSFER AGENT

Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as transfer, dividend disbursing, and shareholder servicing agent for certain series of ATC Funds, Inc. pursuant to a written agreement with ATC Funds, Inc. and ATC. Under the agreement, Unified is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For its services rendered as transfer agent, ATC pays Unified an annual fee, paid monthly, based on the average net assets of the applicable series, as determined by valuations made as of the close of each business day of the month.

Declaration Service Company. ("DSC"), 555 North Lane, Suite 6160, Conshohocken, PA 19428, acts as transfer, dividend disbursing, and shareholder servicing agent for the Declaration Water Fund pursuant to a written agreement with Declaration Fund and ATC. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For its services rendered as transfer agent, ATC pays DSC an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. If the reorganization is approved, Unified will assume the duties of transfer, dividend disbursing, and shareholder servicing agent for the ATC Fund.

FUND ACCOUNTING AND ADMINISTRATION

Unified acts as Administrator to certain series of ATC Funds, Inc. pursuant to a written agreement with ATC Funds, Inc. and ATC. The Administrator supervises all aspects of the operations of the applicable series except those performed by each series' investment adviser under that series' investment advisory agreement. The Administrator is responsible for:

(a)  calculating each series' net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of each series;
(d)  preparing each series' federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining each series' financial accounts and records.

For its services rendered as Administrator, ATC pays Unified an annual fee, paid monthly, based on the average net assets of each series, as determined by valuations made as of the close of each business day of the month.

DSC acts as Administrator to the Declaration Water Fund pursuant to a written agreement with Declaration Fund and ATC. DSC supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. DSC is responsible for:

     1.   calculating the Fund's net asset value;
     2. preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;
     3. preparing financial statements contained in reports to stockholders of the Fund;
     4.   preparing the Fund's federal and state tax returns;
     5.   preparing  reports  and  filings  with  the  Securities  and  Exchange
          Commission;
     6.   preparing filings with state Blue Sky authorities; and
     7.   maintaining the Fund's financial accounts and records.

For its services rendered as Administrator, ATC pays DSC an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. Unified will assume the duties of administrator to the ATC Fund.

CUSTODIAN

UMB Bank, 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, will act as custodian for the ATC Fund. As such, UMB Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by UMB are paid by ATC.

First Union Bank, N.A.,123 South Broad Street, Philadelphia, PA 19109 ("First Union"), acts as custodian for the Declaration Water Fund. As such, First Union holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. First Union does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by First Union are paid by ATC.

PRINCIPAL UNDERWRITER

Unified Financial Securities, Inc. ("UFS") 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as principal underwriter for each series of ATC Funds, Inc. The purpose of acting as an underwriter is to facilitate the registration of a funds' shares under state securities laws and to assist in the sale of shares. UFS is an affiliated company of Unified Fund Services, Inc. UFS is compensated by ATC for its services to the ATC Funds, Inc. series under a written agreement for such services.

Declaration Distributors, Inc. ("DDI") 555 North Lane, Suite 6160, Conshohocken, PA 19428, acts as principal underwriter for each Declaration Water Fund. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. DDI is an affiliated company of DSC. DDI is compensated by ATC for its services to the Declaration Water Fund under a written agreement for such services.

Assuming shareholder approval of the reorganization, the Board of Trustees of the Declaration Fund will terminate the underwriting agreement with DDI for the Declaration Water Fund, such termination date to coincide with the reorganization, and UFS will assume the duties of underwriter for the ATC Fund.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The transfer agent and dividend disbursing agent for the Declaration Water Fund is DSC. Assuming shareholder approval of the reorganization , Unified will serve as the transfer agent and dividend disbursing agent for the ATC Fund after ____________, 2001. Procedures for the purchase, exchange and redemption of the Declaration Water Fund's shares differ somewhat from the procedures applicable to the purchase, exchange and redemption of the shares of the ATC Fund. Reference is made to the Prospectuses of the ATC Fund and the Prospectus of the Declaration Water Fund for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the ATC Fund and Declaration Water Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the ATC Fund shares and the Declaration Water Fund shares.

     Assuming shareholder approval of the reorganization, purchases of shares of the ATC Fund may be made through DSC until ________________, 2001 and thereafter through Unified Financial Securities, Inc., or through an Authorized Dealer, or directly from the Fund or through an exchange from another series of ATC Funds, Inc. Purchases made through an Authorized Dealer may be subject to higher or lower minimum investment requirements and may be subject to a transaction fee.

     The  ATC  Fund  offers  three  Classes  of  shares,  Class  I,  Class C and
Institutional Class shares. The Declaration Water offers only No-Load Class shares. Declaration Water Fund shareholders will not incur any sales charges in connection with the Reorganization because their No-Load shares will be exchanged for Institutional Class shares of the ATC Fund. Furthermore, Declaration Water Fund shareholders will be allowed to make subsequent purchases of Institutional Class shares of the ATC Fund without the imposition of sales charges, and without the need to satisfy the normal minimum investment amounts. For shareholders not exempted from such charges and minimums, the following chart shows the minimum initial and subsequent investment amounts applicable to each Fund:

-------------------------------------------------------------------------------------------------------------
                                   Minimum Initial  Minimum Subsequent  Minimum Initial    Minimum Subsequent
               FUND                Investment-      Investment-         Investment-        Investment-
                                   Regular Accts.   Regular Accts.      Retirement Accts.  Retirement Accts.
-------------------------------------------------------------------------------------------------------------
ATC Fund (Institutional Shares)    $500,000         $100,000            Not Applicable     Not Applicable
-------------------------------------------------------------------------------------------------------------
Declaration Water Fund-
(No-Load Shares)                   $2,500           $1,000              $1,000             $100
-------------------------------------------------------------------------------------------------------------

     Non-retirement accounts of the ATC Fund may be closed if redemptions or exchanges cause the account balance to fall below $2,500. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum account balance required.

     Purchases of shares of the Declaration Water Fund may be made through DDI or through brokers and other investment representatives (which may charge additional fees and may require higher minimum investments or may impose other limitations on buying and selling shares), or directly by wire or check once an account has been established.

     If your account with the Declaration Water Fund falls below $2,500, the Fund may ask you to increase your balance. If it is still below $2,500 after 30 days, the Fund may close your account and send you the proceeds.

     The ATC Fund and the Declaration Water Fund each reserves the right to reject any purchase request.

     The purchase price of No-Load shares of the Declaration Water Fund and Institutional Class shares of the ATC Fund is based on NAV. The NAV per share for both Funds is calculated as of the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "NYSE") on each day on which the NYSE is open for business.

     Payment for shares of the Declaration Water Fund and the ATC Fund may be made by check, federal funds wire transfer, by debiting an account at a bank or other depository institution that is an Automated Clearing House (ACH) member or a retirement account.

     Declaration Water Fund and ATC Fund (Institutional Class Shares) purchase orders are priced at the next NAV calculated after your order is received in good order and accepted by the applicable Fund, on any day that the NYSE is open for business.

     Shares of one series of ATC Funds, Inc. may be exchanged for the same share class of another series at the NAV next determined after the receipt of the exchange request in proper form. If you exchange from an ATC Funds, Inc. series that has no sales charge to an ATC Fund's Inc. series that imposes a sales charge, you will be subject to the sales charge. The exchange is subject to any minimum initial or subsequent minimum investment amounts of the series into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes. Shares of the Declaration Water Fund may be exchanged for shares of another Declaration Fund, usually without paying a sales charge, if you satisfy the minimum investment requirements for the fund into which you are exchanging. When exchanging from a Declaration Fund that has no sales charge or a lower sales charge to a Declaration Fund with a higher sales charge, you will pay the difference.

     Redemptions of ATC Fund shares may be made through an Authorized Dealer, directly from the Fund by telephone or by mailing a written request. Redemption requests for shares held through an IRA account must be made by mail and not by telephone. ATC Fund shares are redeemed at their NAV, less any contingent deferred sales charges (if applicable), next determined after the redemption request is received in proper form, subject to daily cut off times, on each day on which the Fund computes its NAV. When redeeming shares by telephone, proceeds normally are sent to a previously designated account at a financial institution that is an ACH member or wired to your account at a domestic commercial bank that is a Federal Reserve System member. When redeeming shares by mail, a check for the proceeds normally is mailed within one business day after receiving a written request in proper form. Payment may be delayed up to seven days in certain circumstances.

     Redemptions of Declaration Water Fund shares may be made through an Authorized Dealer, directly from the Fund by telephone or by mailing a written request. Redemption requests for shares held through an IRA account must be made by mail and not by telephone. Declaration Water Fund shares are redeemed at their NAV next determined after the redemption request is received in proper form, subject to daily cut off times, on each day on which the Fund computes its NAV. When redeeming shares by telephone, proceeds normally are sent to a previously designated account at a financial institution that is an ACH member or wired to your account at a domestic commercial bank that is a Federal Reserve System member. When redeeming shares by mail, a check for the proceeds normally is mailed within one business day after receiving a written request in proper form. Payment may be delayed up to seven days in certain circumstances.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each series of the Declaration Fund and ATC Funds, Inc., respectively, declares and pays capital gain distributions, if any, at least annually. Further, each applicable series pays dividends as required in order to be eligible for tax free status as a registered investment company under applicable provisions of the Code.

     With respect to both the ATC Fund and the Declaration Water Fund, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES

     As a condition to the Reorganization, the ATC Fund and the Declaration Water Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the ATC Fund nor the Declaration Water Fund nor the shareholders of either fund will recognize any gain or loss in connection with the Reorganization. The tax basis of the ATC Fund shares received by the Declaration Water Fund shareholders will be the same as the tax basis of their shares in the Declaration Water Fund.

INFORMATION ABOUT THE REORGANIZATION

     On December 1, 2000, Avalon was elected as investment advisor to each series of ATC Funds, Inc. Avalon currently serves as investment adviser to the Declaration Water Fund, and has served in such capacity since the Fund's inception. As a result of Avalon's engagement by ATC Funds, Inc., Avalon became obligated to manage and pay the expenses of both the Declaration Water Fund and the ATC Fund. Because Avalon saw no value in managing two funds with identical investment objectives, strategies, restrictions and options, ATC proposed the Reorganization.

     The Reorganization has been proposed to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products sponsored by the same organization. The existence of separate fund groups and duplicative funds in the family of funds sponsored by Avalon could impede the ability of such funds to attract sufficient assets in the future to enjoy reduced expenses per share from economies of scale.

CONSIDERATIONS BY THE BOARD OF TRUSTEES OF DECLARATION FUND

     The Board of Trustees of the Declaration Water Fund believes that the proposed Reorganization is in the best interests of the Declaration Water Fund shareholders.

     The Board of Trustees of the Declaration Water Fund met on May 22, 2001 to receive information regarding Avalon and the ATC Funds, to discuss this information and to consider the proposed Plan pursuant to which the Reorganization would be effected. After reviewing the terms of the Plan with legal counsel, the Board of Trustees of the Declaration Water Fund, including the trustees who are not "interested persons," as that term is defined in the 1940 Act ("Independent Trustees"), approved the Plan and recommended its approval by the shareholders of the Declaration Water Fund. In approving the Plan, the Board determined that participation in the Reorganization is in the best interests of the Declaration Water Fund and that the interests of the shareholders of the Declaration Water Fund would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered a number of factors, including the following:

o The investment objectives, policies, and strategies of the Declaration Water Fund and the corresponding ATC Fund are identical. Thus, the Reorganization will enable Declaration Water Fund shareholders to continue their current investment programs without substantial disruption. The ATC Fund has recently been organized for the purpose of continuing the investment operations of the Declaration Water Fund, and has no prior operating history.

o Declaration Water Fund shareholders will not pay a sales charge to become shareholders of the ATC Fund in connection with the Reorganization.

o Declaration Water Fund shareholders will likely not have to pay any federal income tax solely as a result of the Reorganization.

o Expenses of the Reorganization will not be borne by the Declaration Water Fund or the ATC Fund.

o Because the proposed Reorganization will be effected on the basis of the relative net asset values of the ATC Fund and the Declaration Water Fund, shareholders of the Declaration Water Fund will not experience any dilution in the value of their investments as a result of the Reorganization.

o The expense ratios of the institutional Class shares of the ATC Fund are within industry norms and are lower than the expense ratios of the No-Load Class shares of the Declaration Water Fund. The Board considered these factors in conjunction with the economies of scale that may result from the proposed Reorganization, the pressures in the marketplace on ATC Funds, Inc. as well as other mutual fund companies to maintain expense ratios at competitive levels, and other anticipated benefits of the proposed transactions to the Declaration Water Fund shareholders.

o The sale of assets of the Declaration Water Fund to the ATC Fund might enable the combined entity to obtain certain economies of scale with attendant savings in cost for the Declaration Water Fund's shareholders.

o Avalon has experience in managing registered investment companies and has developed capabilities and resources that could benefit the shareholders of the Declaration Water Fund.

o The portfolio managers and investment personnel who are responsible for managing the ATC Fund are well-trained and experienced. In addition, the portfolio managers of the Declaration Water Fund also manage the ATC Fund.

o    The  availability  of  comparable  fund   administration   and  shareholder
     services.

o As shareholders of ATC Funds, Inc., the Reorganization would provide Declaration Water Fund shareholders with exchange privileges with respect to the same share class of the other series of ATC Funds, Inc., each with different investment objectives and policies and, therefore, would provide the Declaration Water Fund' shareholders with a broader array of investment options.

o It may be detrimental for the Declaration Water Fund to compete for the same No-Load assets with ATC Funds, Inc., each of which is advised by Avalon.

     The Board of Trustees of the Declaration Water Fund did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

     The Board of Directors of the ATC Funds (including a majority of the Independent Directors) met on June 29, 2001, and approved the Plan. The Board unanimously concluded that consummation of the Reorganization is in the best interests of the ATC Funds and the shareholders of the ATC Funds and that the interests of the ATC Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

     The Plan provides that your Declaration Water Fund will transfer all or substantially all of its assets and liabilities to the ATC Fund in exchange solely for ATC Fund shares to be distributed pro rata by the Declaration Water Fund to its shareholders in complete liquidation of the Declaration Water Fund, currently anticipated to occur on or about _______________, 2001 ("Closing"). The value of Declaration Water Fund net assets to be acquired by the ATC Fund shall be the value of such net assets computed as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on the business day preceding the Closing ("Closing Date"). Declaration Water Fund shareholders will become shareholders of the ATC Fund as of the Closing, and will be entitled to the ATC Fund's next dividend distribution thereafter.

     The stock transfer books of the Declaration Water Fund will be permanently closed as of 4:00 p.m. Eastern time on the Closing Date and only requests for redemption of shares of the Declaration Water Fund received in proper form prior to 4:00 p.m. Eastern time on the Closing Date will be accepted by the Declaration Fund. Redemption requests relating to the Declaration Water Fund thereafter shall be deemed to be redemption requests for shares of the ATC Fund to be distributed to the former shareholders of the Declaration Water Fund. Any redemptions that you make either before or after the Closing Date may result in a tax liability to you. Please consult your tax advisor.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval of the Plan by the Declaration Water Fund shareholders and receipt of an opinion in form and substance reasonably satisfactory to the Declaration Water Fund and the ATC Fund, as described under the caption "Federal Income Tax Consequences" below..

     Unless applicable law shall require a shareholder vote, the Plan may be amended without shareholder approval by mutual agreement in writing of the Declaration Water Fund and the ATC Fund. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Declaration Water Fund shareholders prior to the Closing by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

     In the event that the shareholders of the Declaration Water Fund do not approve the Plan, the assets and liabilities of the Declaration Water Fund will not be transferred at the Closing and the obligations of the Declaration Water Fund under the Plan shall not be effective. If the Reorganization is not approved by the shareholders of the Declaration Water Fund, the Board of Trustees of the Declaration Water Fund will consider other alternatives for the Fund, including dissolution and liquidation of the Fund.

     The expenses incurred in connection with entering into and consummating the transactions contemplated by the Plan will not be borne by the Declaration Water Fund or the ATC Fund, but instead will be borne by ATC.

     The foregoing description of the Plan entered into between ATC Funds, Inc. and Declaration Funds does not purport to be complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, the Form of which is attached hereto as Exhibit A and incorporated herein by reference thereto.

DESCRIPTION OF ATC FUND SHARES

     Full and fractional shares of Institutional Class Shares of the ATC Fund will be issued without the imposition of a sales charge or other fee to the Declaration Water Fund shareholders in accordance with the procedures described above. Institutional Class Shares of the ATC Fund to be issued to Declaration Water Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Like the Declaration Water Fund, the ATC Fund does not issue share certificates. For additional information about shares of the ATC Fund, reference is hereby made to the Prospectus of the ATC Fund into which your Declaration Water Fund will be reorganized, which is being provided herewith.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Reorganization, the ATC Fund and Declaration Water Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, and on the basis of certain assumptions and representations received from the Declaration Water Fund and the ATC Fund, for federal income tax purposes, shareholders of the Declaration Water Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Declaration Water Fund for shares of the ATC Fund and neither the ATC Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Declaration Fund.

     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Declaration Water Fund nor the ATC Fund will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and were successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the Declaration Water Fund, followed by the taxable liquidation thereof.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Reorganization, because the discussion contained in this Proxy/prospectus only relates to potential federal income tax consequences.

     The ATC Fund expects to retain all of the securities acquired in connection with the Reorganization and does not anticipate that taxable sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the policies and investment practices of the ATC Fund.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     While ATC Funds, Inc. and the Declaration Fund are different entities, and are governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of the ATC Fund to be distributed to shareholders of the Declaration Water Fund will have the same legal characteristics as the shares of the Declaration Water Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

     ATC Funds, Inc. is organized as a Maryland corporation and is governed by Articles of Incorporation and By-laws. Declaration Fund is organized as a Pennsylvania business trust and governed by an Agreement and Declaration of Trust. Under its Articles of Incorporation, ATC Funds, Inc. has the authority to issue up to 500,000,000 shares of beneficial interest with a par value of $0.0001 per share. Declaration Fund, pursuant to its Agreement and Declaration of Trust, has the authority to issue an unlimited number of shares of beneficial interest with each share having a par value of $.0001 per share. The Boards of Directors/Trustees of ATC Funds, Inc. and of Declaration Fund (the "Boards") may, without shareholder approval, divide the authorized shares of ATC Funds, Inc. and Declaration Fund into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares. ATC Funds, Inc. currently consists of two series. With respect to its two series, ATC Funds, Inc. offers three classes of shares for one of its series (designated Class I Shares, Class C Shares and Institutional Class Shares) and one class of shares for the other series (designated No-Load Class Shares). Declaration Fund currently offers one class of shares, the No-Load Class Shares, for its only series, The Water Fund. ATC Funds, Inc., and each series thereof, as well as the Declaration Water Fund and each series of Declaration Fund, will continue indefinitely until terminated.

     With respect to a series of shares of the ATC Fund and the Declaration Water Fund, Institutional Class Shares of the ATC Fund and No-Load Class Shares of the Declaration Water fund have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each series or class bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of the ATC Fund or the Declaration Water Fund will be voted in the aggregate without differentiation between separate series or classes except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) a Board determines that the matter should be voted on separately by individual series or classes.

     Neither Maryland nor Pennsylvania law require ATC Funds, Inc. or Declaration Fund to hold annual meetings of shareholders, and generally, ATC Funds, Inc. and Declaration Fund will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing a majority or more of the Declaration Water Funds' outstanding shares entitled to vote may call meetings of the Declaration Water Fund for the purpose of taking action upon any matter as to which the vote or authority of shareholders is permitted or required, including voting on the removal of one or more Trustees. ATC Funds, Inc. `s Articles of Incorporation and By-laws contain similar shareholder voting provisions.

     Like the Declaration Water Fund, there are no conversion or preemptive rights in connection with shares of the ATC Fund. When issued, all shares will be fully paid and non-assessable. With respect to a series of shares, a shareholder of a class of shares will receive a pro rata share of all distributions arising from that series' assets attributable to the class of shares owned by the shareholder and, upon redeeming shares, will receive the portion of the series' net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

CAPITALIZATION

     The following table sets forth, as of December 31, 2000 (i) the audited capitalization of the Declaration Water Fund, (ii) the unaudited capitalization of the Institutional Class Shares of the ATC Fund, and (iii) the pro forma unaudited capitalization of the ATC Fund as adjusted to give effect to the proposed Reorganization. The capitalization of the ATC Fund is likely to be different when the Reorganization is consummated because of purchases and sales of Declaration Water Fund shares and market action prior to the consummation of the Reorganization.

--------------------------------------------------------------------------------
                                                              PRO FORMA ATC FUND
                      DECLARATION WATER FUND     ATC FUND          COMBINED
--------------------------------------------------------------------------------
Net Assets                  $6,756,000             $0.00          $6,756,000
--------------------------------------------------------------------------------
Net Asset Value Per
Share                         $10.49*               N/A            $10.49**
--------------------------------------------------------------------------------
Shares Outstanding            643,856               0.00            643,856
--------------------------------------------------------------------------------

*  Net Asset Value of No-Load Class Shares.
** Net Asset Value of Institutional Class Shares

INFORMATION ABOUT THE ATC FUNDS AND THE DECLARATION FUNDS

ATC FUNDS, INC.

     Information about the ATC Funds is contained in the Fund's Preliminary Prospectus, which is attached to this document as Exhibit B and incorporated herein by reference. Additional information about the ATC Fund is included in the Fund's Statement of Additional Information, dated ______________, 2001 (relating to this Prospectus/Proxy Statement), which is incorporated herein by reference. Copies of the Statement of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by contacting ATC Funds, Inc. at 1-866-375-7008 or by writing to ATC Funds, Inc. at 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052. ATC Funds, Inc. is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the

1940 Act. In accordance with the 1934 and 1940 Acts, ATC Funds, Inc. files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by ATC Funds, Inc. can be obtained by calling or writing ATC Funds, Inc., and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the SEC through its Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from its Internet site at http://www.sec.gov. To request information regarding ATC Funds, Inc., you may also send an e-mail to the SEC at publicinfo@sec.gov.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by ATC Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Declaration Water Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

DECLARATION FUND

     Information about Declaration Fund is contained in the Fund's current Prospectus and Statement of Additional Information dated May 3, 2000, and Annual Report to Shareholders, dated December 31, 2000 each of which is incorporated herein by reference. Copies of the Prospectus, Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Declaration Fund by calling 1-800-355-3550, or by writing the Declaration Fund at 555 North Lane, Suite 6160, Conshohocken, PA 19428. Declaration Fund is subject to the informational requirements of the 1934 Act and the 1940 Act and, in accordance therewith, file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by Declaration Fund can be obtained by calling or writing
Declaration Fund and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov. To request information regarding Declaration Fund, you may also send an e-mail to the SEC at publicinfo@sec.gov.

BROKERAGE

     Under the current Advisory Agreements operating for both the Declaration Water Fund and the ATC Fund, Avalon agrees to place orders pursuant to its investment determinations for the Funds either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, Avalon is to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, Avalon is required to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, Avalon is permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of a Fund and/or other accounts over which ATC exercised investment discretion. Subject to the review of the Boards of each Fund from time to time with respect to the extent and continuation of the policy, Avalon is authorized to pay a broker or dealer who provides such brokerage and research services a commission for effecting a securities transaction for a Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Avalon determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Avalon with respect to the accounts as to which it exercised investment discretion.

     In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, Avalon is permitted to consider the sale of shares of a Fund. Except as otherwise permitted by applicable laws, rules and regulations, in no instance are portfolio securities to be purchased from or sold to Avalon or any affiliated person of a Fund or Avalon. In executing portfolio transactions for any Fund, Avalon is permitted, but not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of a Fund and its other clients where such aggregation was not inconsistent with the policies set forth in each Fund's registration statement. In such event, Avalon is to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considered to be the most equitable and consistent with its fiduciary obligations to a Fund and such other clients.

 ADDITIONAL INFORMATION REGARDING AVALON

     Listed below is the name and principal occupation of the principal executive officer and each director of Avalon. The address of the principal executive officer and each director is the offices of Avalon at 125 Lincoln Avenue, Suite 125, Santa Fe, New Mexico, 87501-2052.

--------------------------------------------------------------------------------
      NAME                       TITLE                   PRINCIPAL OCCUPATION
--------------------------------------------------------------------------------
Roger Decort        Chairman, President, and Director   Chief Executive Officer
--------------------------------------------------------------------------------
Owen Quattlebaum    Senior Vice President, Director     Chief Investment Officer
--------------------------------------------------------------------------------

     For the fiscal year ended December 31, 2000, Avalon earned $46,141 with respect to the advisory services it provided to the Declaration Water Fund pursuant to its advisory agreement with Declaration Funds. Because the ATC Fund is a new Fund that has not yet commenced operations, Avalon has earned no fees from the ATC Fund.

VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Declaration Water Fund of proxies for use at the Special Meeting to be held on ____________, 2001 at 2:00 p.m., Eastern Time at the principal offices of the Declaration Funds, 555 North Lane, Suite 6160, Conshohocken, PA 19428, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Declaration Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Avalon, and not by the Declaration Water Fund or the ATC Fund. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Declaration Water Fund and Avalon. Such solicitations may be by telephone, telegraph or personal contact. Avalon will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

     You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. Neither the Declaration Water Funds nor its shareholders will bear the costs for this proxy solicitation.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

     The Board of Trustees of the Declaration Water Fund has fixed the close of business on __________, 2001, as the record date for the determination of shareholders of the Declaration Water Fund entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of the Declaration Water Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, the Declaration Water Fund had __________________ number of shares issued and outstanding.

On the record date, the Trustees and officers of the Declaration Water Fund individually, and as a group, owned less than 1% of the outstanding shares of the Fund.

     To the best knowledge of the Declaration Water Fund, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Declaration Water Fund.

--------------------------------------------------------------------------------
Shareholder Name and Address     Number of Shares Owned      Percentage of Total
                                                             Outstanding Shares
--------------------------------------------------------------------------------
Andrea Currier
--------------------------------------------------------------------------------

     Approval of the Plan with respect to the Declaration Water Fund requires the affirmative vote, in person or by proxy, of the lower of : (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy ("Majority Vote"). In the event that shareholders of the Declaration Water Fund do not approve the Plan, the Reorganization will not proceed and the Board of Trustees of the Declaration Water Fund will consider alternative options, including liquidation of the Fund. The approval of the Plan by the shareholders of the ATC Fund are not being solicited since their approval is not required in order to effect the Reorganization.

     Shareholders of the Declaration Water Fund will vote in the aggregate on the sole Proposal. In order for the shareholder meeting to go forward, there must be a quorum of Declaration Water Fund shareholders. This means that at least one-half of the Fund's shares entitled to vote must be represented at the meeting - either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes will not be counted as present in calculating the vote on any proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposals.

     If a quorum is not obtained or if sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the nature of the proposal; the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation; and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

     Management of Declaration Fund knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

     Declaration Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders of Declaration Fund (if any) should send their written proposals to Declaration Fund at 555 North Lane, Suite 6160, Conshohocken, PA 19428, ATTN:
Secretary, so that they are received within a reasonable time before such meeting.

BOARD RECOMMENDATION

     After carefully considering the issues involved, the Board of Trustees of the Declaration Water Fund has unanimously approved the proposed Reorganization. The Board of Trustees of the Declaration Water Fund recommends that you vote to approve the Plan. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                     PART B
                                     ------

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                                 THE WATER FUND
                              A Separate Series of
                              THE DECLARATION FUND

                                      INTO

                                 THE WATER FUND
                              A Separate Series of
                                 ATC FUNDS, INC.

                    -----------------------------------------

                          125 Lincoln Avenue, Suite 100
                             Santa Fe, NM 87501-2052
                                 1-866-375-7008

                                   ----------

                       STATEMENT OF ADDITIONAL INFORMATION
                           DATED ______________, 2001
                     FOR REGISTRATION STATEMENT ON FORM N-14

     This Statement of Additional Information relates specifically to the reorganization of The Water Fund, a separate series of the Declaration Fund (the "Declaration Water Fund") into The Water Fund, a separate series of ATC Funds, Inc. (the "ATC Fund"). Pursuant to the reorganization, the ATC Fund would acquire all or substantially all of the assets and assume all of the liabilities of the Declaration Water Fund, and ATC Fund shares would be distributed pro rata by the Declaration Water Fund to the holders of its shares, in complete liquidation of the Declaration Water Fund.

     This Statement of Additional Information, dated ___________, 2001 is not a prospectus. A Prospectus/Proxy Statement dated _______________, 2001, related to the above-referenced matter may be obtained from ATC Funds, Inc. at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

     Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to the Declaration Water Fund at the address indicated above or by calling 1-800-318-8353 or 1-866-375-7008. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

Further information about the ATC Fund and the Declaration Water Fund is contained in the ATC Fund's Preliminary Prospectus and Statement of Additional Information, dated ______________, 2001, the Declaration Water Fund's Prospectus and Fund's Statement of Additional Information, dated May 3, 2001, and the Annual Report of Declaration Fund for the fiscal year ended December 31, 2001. Each of the above-described documents are incorporated by reference in this Statement of Additional Information and are available without charge by calling Declaration Water Fund at 1-800318-8353 or ATC Funds, Inc. at 1-866-375-7008.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
General Information ................................................         B-2

                               GENERAL INFORMATION

     The Board of Trustees of Declaration Fund called a shareholder meeting (the "Shareholder Meeting") to allow shareholders to consider and vote on the proposed Reorganization of the Water Fund. That Board of Trustees (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act of 1940, as amended (the "Investment Company Act")) approved the Reorganization at a meeting held on May 22, 2001, subject to the approval of the Water Fund's shareholders.

     At the Shareholder Meeting, the shareholders of the Water Fund will be asked to approve the proposed Reorganization of the Water Fund into the ATC Fund. The Reorganization will include the transfer of all of the assets and liabilities of the Water Fund to the ATC Fund. All remaining Water Fund shareholders will receive ATC Fund Shares in exchange. The Water Fund will then be terminated and liquidated.

     The net asset value per share of the ATC Fund and the number of shares owned by each ATC Fund shareholder immediately after the Reorganization will be identical to the net asset value per share of the Water Fund and identical to the number of shares owned by each Water Fund shareholder immediately before the Reorganization.

     Avalon Trust Company ("Avalon") currently serves as the investment adviser of the Water Fund and the ATC Fund. The ATC Fund will have an identical investment objective and identical strategies and policies as the Water Fund.

     Investments in the ATC Fund will be subject to identical risks as investments are currently subject to in the Water Fund.

     The Board of Trustees of Declaration Fund believe that the proposed Reorganization is in the best interests of the Water Fund and its shareholders, and that the interests of existing shareholders of the Water Fund will not be diluted as a result of the proposed Reorganization.

     Avalon will pay the costs of the Reorganization, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, Avalon and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.
--------------------------------------------------------------------------------

                                     PART C

                            FOR THE REORGANIZATION OF

                                 THE WATER FUND
                              A Separate Series of
                              THE DECLARATION FUND

                                      INTO

                                 THE WATER FUND
                              A Separate Series of
                                 ATC FUNDS, INC.

                    -----------------------------------------

                          125 Lincoln Avenue, Suite 100
                             Santa FE, NM 87501-2052
                                 1-866-375-7008


                                    FORM N-14

                                   ----------

                                     PART C

                                   ----------

ITEM 15. INDEMNIFICATION

     Article IX of Registrant's By-Laws states as follows:

                             TRUSTEE INDEMNIFICATION
                             -----------------------

     9.1 Third Party Actions. The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Fund) by reason of the fact that the person is or was a trustee or officer of the Fund, or is or was serving at the request of the Fund as trustee, director, officer or representative of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by the person in connection with such threatened, pending or completed action, suit or proceeding.

     9.2 Derivative Actions. The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that the person is or was a trustee or officer of the Fund, or is or was serving at the request of the Fund as a trustee, director, officer or representative of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonable incurred by the person in connection with such threatened, pending or completed action or suit by or in the right of the Fund.

     9.3 Procedure for Effecting Indemnification. Indemnification under paragraphs 9.1 and 9.2 shall be automatic and shall not require any determination that indemnification is proper, except that no indemnification shall be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness.

     9.4 Limitations. The foregoing rights to Indemnification shall be subject always to the provisions of the Investment Company Act of 1940, as amended, and the rules thereunder.

ITEM 16. EXHIBITS.

1. Agreement and Declaration of Trust- incorporated herein by reference to Post effective Amendment # 26 to Registrant's Registration Statement on Form N-1A, previously filed on February 26, 1996.

2. By-laws, as amended- incorporated herein by reference to Post effective Amendment # 26 to Registrant's Registration Statement on Form N-1A, previously filed on February 26, 1996.

3.   Not Applicable.

4. Form of Agreement and Plan of Reorganization- filed herewith as Exhibit A to Combined Prospectus and Proxy Statement.

5. Specimen share certificate- incorporated herein by reference to Post effective Amendment # 1 to Registrant's Registration Statement on Form N-1A, previously filed on March 3, 1982.

6. Investment Advisory Agreement- incorporated herein by reference to Post effective Amendment # 34 to Registrant's Registration Statement on Form N-1A, previously filed on March 2, 1999.

7. Distribution Agreement- incorporated herein by reference to Post effective Amendment # 35 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2000.

8. Not Applicable.

9. Custody Agreement- incorporated herein by reference to Post effective Amendment # 15 to Registrant's Registration Statement on Form N-1A, previously filed on March 1, 1990.

10. Share Marketing Plan (Rule 12b-1 Plan)- incorporated herein by reference to Post effective Amendment # 35 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2000.

11. Opinion of Counsel regarding legality of issuance of shares and other matters- incorporated herein by reference to Post effective Amendment # 36 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2001

12. Opinion of Counsel on tax matters- Filed herewith as Exhibit D to Combined Proxy and Registration Statement

13. (a) Operating Services Agreement with ATC Trust Company- incorporated herein by reference to Post effective Amendment # 35 to Registrant's Registration Statement on Form N-1A, previously filed on May 3, 2000

14. Independent Auditors Consent of Sanville & Company- Filed herewith as Exhibit E to Combined Proxy and Registration Statement

15.  Not Applicable.

16.  Not Applicable

17.  Not Applicable

ITEM 17. UNDERTAKINGS.

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form. (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Santa Fe and State of New Mexico, on the 2nd day of October, 2001.


                                   ATC FUNDS, INC.

                                   /s/ Roger Decort
                                   -------------------
                                   ROGER DECORT
                                   President, Chairman


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:.

SIGNATURE                           TITLE                        DATE
--------------------------------------------------------------------------------


/s/ Roger Decort                    President, Trustee           October 2, 2001
---------------------------
ROGER DECORT


/s/  Earl H. Douple                 Trustee                      October 2, 2001
---------------------------
EARL H. DOUPLE


/s/  Robert J. Nurock               Trustee                      October 2, 2001
---------------------------
ROBERT J. NUROCK


/s/  James E. Hughes, Esq.          Trustee                      October 2, 2001
---------------------------
JAMES E. HUGHES, ESQ.


/s/  John E. Young                  Trustee                      October 2, 2001
---------------------------
JOHN E. YOUNG

                             SEC File No. 333-47541

                 EXHIBITS TO COMBINED PROSPECTUS/PROXY STATEMENT

EXHIBIT

A    Form of Agreement and Plan of Reorganization

B    ATC Fund Prospectus dated __________, 2001

C    Investment Advisory Agreement Between ATC Funds, Inc. and ATC Trust Company

D    Legal Opinion Consent of David Jones & Assoc., P.C.

E    Consent of Sanville & Company

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION, made as of this 22nd day of May, 2001, by and between ATC Funds, Inc. ("ATC"), a corporation created under the laws of the State of Maryland, with its principal place of business at 125 Lincoln Avenue, Suite 125, Santa Fe, New Mexico, 87501-2052 and Declaration Fund ("Declaration"), a business trust created under the laws of the Commonwealth of Pennsylvania, with its principal place of business at 555 North Lane, Suite 6160, Conshohocken, PA 19428.

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by ATC on behalf of the ATC Fund (as hereinafter defined) of substantially all of the property, assets and goodwill of The Water Fund (the "Declaration Portfolio"), a separate series of Declaration, in exchange solely for Institutional Class shares of beneficial interest ("Class I Shares"), of The Water Fund (the "ATC Fund"), a separate series of ATC, and the assumption by ATC on behalf of the ATC Fund of all of the liabilities of the Declaration Portfolio, (ii) the distribution of such shares of beneficial interest of the ATC Fund to the shareholders of the Declaration Portfolio according to their respective interests, and (iii) the dissolution of the Declaration Portfolio as soon as practicable after the closing (as referenced in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE DECLARATION PORTFOLIO

     (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of ATC herein contained, and in consideration of the delivery by ATC of the number of its Class I Shares of beneficial interest of the ATC Fund hereinafter provided, Declaration, on behalf of the Declaration Portfolio, agrees that it will sell, convey, transfer and deliver to ATC on behalf of the ATC Fund at the Closing provided for in Section 3 all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the Declaration Portfolio as of the close of business on Closing Date, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto (1) to discharge all of the Declaration Portfolio's Liabilities on its books at the close of business on the Closing Date, including, but not limited to, its income, dividends and capital gains distributions, if any, payable for any period prior to, and through, the close of business on the Closing Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (2) to pay such contingent liabilities as the trustees of Declaration shall reasonably deem to exist against the Declaration Portfolio, if any, at the close of business on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Declaration Portfolio (hereinafter "Net Assets"). Declaration, on behalf of the Declaration Portfolio, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date. Declaration agrees to use commercially reasonable best efforts to identify all Liabilities prior to the Closing Date and to discharge all known Liabilities on or prior to the Closing Date.

     (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Declaration herein contained, and in consideration of such sale, conveyance, transfer, and delivery, ATC agrees at the Closing to assume the Liabilities and to deliver to the Declaration Portfolio the number of Class I Shares of beneficial interest of the ATC Fund, determined by dividing the net asset value per share of beneficial interest of the No-Load shares ("No-Load Shares") of the Declaration Portfolio as of the close of business on the Closing Date by the net asset value per share of beneficial interest of the Class I Shares of the ATC Fund as of the close of business on the Closing Date, which net asset value per share shall be identical to that determined to be the net asset value per share of the No-Load Shares of the Declaration Portfolio as of the close of business on the Closing Date, and multiplying the result by the number of outstanding shares of the No-Load Shares of the Declaration Portfolio as of the close of business on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable following the Closing, the Declaration Portfolio shall dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the Class I Shares of beneficial interest of the ATC Fund received by the Declaration Portfolio pursuant to this Section
1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the ATC Fund of the type and in the amounts due such shareholders based on their respective holdings of No-Load Shares of the Declaration Portfolio as of the close of business on the Closing Date. Fractional shares of beneficial interest of the Class I Shares of the ATC Fund shall be carried to the third decimal place. No certificates representing Class I Shares of beneficial interest will be issued to shareholders of the No-Load Shares irrespective of whether such shareholders hold their No-Load Shares in certificated form.

     (d) At the Closing, each shareholder of record of the Declaration Portfolio as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(f) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Declaration Portfolio that such person had on such Distribution Record Date.

2.   VALUATION

     (a) The value of the Declaration Portfolio's Net Assets to be acquired by the ATC Fund hereunder shall be computed as of the close of business (which shall be deemed to be the close of the New York Stock Exchange, Inc. ("NYSE")) on the Closing Date using the valuation procedures set forth in the Declaration Portfolio's currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest of the Class I Shares of the ATC Fund shall be identical to the net asset value per share of the No-Load Shares of the Declaration Portfolio at the close of business on the Closing Date, determined as set forth in subsection (c) of Section 2.

     (c) The net asset value of a share of beneficial interest of the No-Load Shares of the Declaration Portfolio shall be determined to the nearest full cent as of the close of business (which shall be deemed to be the close of the NYSE) on the Closing Date, using the valuation procedures as set forth in the Declaration Portfolio's currently effective prospectus and statement of additional information.

3.   CLOSING AND CLOSING DATE

     The Closing Date shall be July 30, 2001, or such later date as the parties may mutually agree in writing. The Closing shall take place at the principal office of ATC, 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052 at 12:00 noon, Eastern Time on the first business day following the Closing Date. Notwithstanding anything herein to the contrary, in the event that on the Closing Date, (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of ATC or Declaration, accurate appraisal of the value of the net assets of the Declaration Portfolio or the ATC Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Declaration Portfolio and the ATC Fund is practicable in the judgment of ATC and Declaration. Declaration shall have provided for delivery as of the Closing of those Net Assets of the Declaration Portfolio to be transferred to ATC's Custodian, UMB Bank, N.A., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106. Also, Declaration shall deliver at the Closing a list of names and addresses of the shareholders of record of the No-Load Shares of the Declaration Portfolio and the number of No-Load Shares of the Declaration Portfolio owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the close of business on the Closing Date, certified by its transfer agent, or by its President to the best of their knowledge and belief. ATC shall issue and deliver a certificate or certificates evidencing Class I Shares of the ATC Fund to be delivered at the Closing to said transfer agent registered in such manner as Declaration may request, or provide evidence satisfactory to Declaration that such shares of beneficial interest of the Class I Shares of the ATC Fund have been registered in an open account on the books of the ATC Fund in such manner as Declaration may request.

4.   REPRESENTATIONS AND WARRANTIES BY DECLARATION

     Declaration represents and warrants to ATC that:

     (a) Declaration is a business trust created under the laws of the Commonwealth of Pennsylvania on October 1, 1989, and is validly existing and in good standing under the laws of that state. Declaration, of which the Declaration Portfolio is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) Declaration is authorized to issue an unlimited number of shares of beneficial interest of the Declaration Portfolio. Each outstanding No-Load Share is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

     (c) The financial statements appearing in Declaration's Annual Report to Shareholders for the fiscal year ended December 31, 2000, copies of which have been delivered to ATC, have been audited by Sanville & Company, which has issued an unqualified opinion that the statements fairly present the financial position of Declaration and the Declaration Portfolio as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles.

     (d) The books and records of the Declaration Portfolio made available to ATC and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Declaration Portfolio.

     (e) Declaration has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) Declaration is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

     (g) Declaration is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

     (h) Declaration does not have any unamortized or unpaid organizational fees or expenses.

     (i) The Declaration Portfolio satisfies, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

5.   REPRESENTATIONS AND WARRANTIES BY ATC

     ATC represents and warrants to Declaration that:

     (a) ATC is a corporation created under the laws of the State of Maryland, and is validly existing and in good standing under the laws of that state. ATC, of which the ATC Fund is a separate series, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

     (b) ATC is authorized to issue an indefinite number of shares of beneficial interest. Each outstanding share is fully paid, non-assessable and has full voting rights and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The Class I Shares of beneficial interest of the ATC Fund to be issued pursuant to this Agreement will be fully paid, non-assessable, fully transferable and have full voting rights.

     (c) At the Closing, the Class I Shares of beneficial interest of the ATC Fund will be eligible for offering to the public in those states of the United States and jurisdictions in which the No-Load Shares of the Declaration Portfolio are presently eligible for offering to the public, and there are a sufficient number of such shares registered under the 1933 Act, to permit the transfers contemplated by this Agreement to be consummated.

     (d) ATC has the necessary power and authority to conduct its business as such business is now being conducted.

     (e) ATC is not a party to or obligated under any provision of its Articles of Incorporation, By-laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

     (f) Neither ATC nor the ATC Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (g) ATC does not have any unamortized or unpaid organizational fees or expenses.

     (h) The books and records of the ATC Fund made available to Declaration and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the ATC Fund.

6.   REPRESENTATIONS AND WARRANTIES BY DECLARATION AND ATC

     Declaration and ATC each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of the close of business on the Closing Date for the purpose of determining the number of Class I Shares of beneficial interest of the ATC Fund to be issued pursuant to Section 1 of this Agreement will accurately reflect its Net Assets in the case of the Declaration Portfolio and its net assets in the case of the ATC Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (a) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) There are no legal, administrative or other proceedings or investigations against, or, to its knowledge threatened against it which would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business which would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) It has duly and timely filed all Tax (as defined below) returns and reports (including information returns), which are required to be filed by it, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by it. It has paid or made provision and properly accounted for all Taxes due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in its books and records as of the close of business on the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by it for any periods or fiscal years prior to or including the close of business on the Closing Date, including all Taxes imposed before or after the close of business on the Closing Date which are attributable to any such period or fiscal year. No return filed by it is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to its assets.

     (f) It has full power and authority to enter into and perform its obligations under this Agreement, subject with respect to the performance of its obligations by Declaration and the Declaration Portfolio, to approval of its shareholders. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

     (g) All information provided to Declaration by ATC and by ATC to Declaration for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement and Plan of Reorganization pursuant to which approval of the Declaration Portfolio's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (h) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Pennsylvania laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.   COVENANT OF ATC

     The Class I Shares to be issued and delivered to the Declaration Portfolio pursuant to the terms hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the ATC Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

8.   COVENANTS OF DECLARATION AND ATC

     (a)  Declaration  and  ATC  each  covenant  to  operate  their   respective
businesses as presently conducted between the date hereof and the Closing.

     (b) Declaration undertakes that it will not acquire the Class I Shares of beneficial interest of the ATC Fund for the purpose of making distributions thereof other than to the Declaration Portfolio's shareholders.

     (c) Declaration and ATC each agree that by the Closing, all of its federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) Declaration will at the Closing provide ATC with:

          (1) A statement of the respective tax basis of all investments to be transferred by the Declaration Portfolio to the ATC Fund certified by Sanville & Company.

          (2) A copy of the shareholder ledger accounts for all the shareholders of record of the No-Load Shares of the Declaration Portfolio as of the close of business on the Closing Date, who are to become holders of the Class I Shares of the ATC Fund as a result of the transfer of assets which is the subject of this Agreement, certified by its transfer agent or its President to the best of their knowledge and belief.

     (e) Declaration agrees to mail to each shareholder of record of the No-Load Shares of the Declaration Portfolio entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section

14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (f) ATC will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the Class I Shares of beneficial interest of the ATC Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Declaration Portfolio's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     (g) Declaration and ATC each shall supply to the other, at the Closing, the statement of assets and liabilities described in Section 6(a) of this Agreement in conformity with the requirements described in such Section.

9.   CONDITIONS PRECEDENT TO BE FULFILLED BY DECLARATION AND ATC

     The obligations of Declaration and ATC to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

     (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees/Directors, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) ATC will have obtained, not later than the Closing, a rider to its Directors and Officers Errors and Omissions Insurance Policy which protects the Trustees of Declaration from liability and losses relating to the Declaration Portfolio, such rider to remain in effect for a period of one year from the Closing and to cover claims made against the Trustees of the Declaration Portfolio for claims arising from actions and/or omissions claimed to have been made by the Trustees for a period of one year prior to the Closing. Declaration agrees that such rider may be modified as required in order that the total premium paid by ATC for such rider for the time period contemplated by this Section shall not exceed one thousand dollars ($1,000).

     (e) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by holders of at least a majority of the No-Load Shares of the Declaration Portfolio voted at a special meeting to be held not later than July 30, 2001 or other such date as the parties may agree.

     (f) That the Declaration Portfolio shall have declared a distribution or distributions prior to the Closing Date which, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the close of business on the Closing Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (g) That prior to or at the Closing, Declaration and ATC shall receive an opinion from David Jones & Assoc., P.C., counsel to ATC, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by Declaration and ATC in certificates delivered to counsel to ATC:

          (1) The acquisition by the ATC Portfolio of all of the assets and the assumption of the liabilities of the Declaration Portfolio in exchange for the ATC Portfolio shares will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the ATC Portfolio and the Declaration Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by the Declaration Portfolio upon the transfer of all of its assets to and the assumption of its liabilities by the ATC Portfolio in exchange solely for shares of the ATC Portfolio pursuant to Section 361(a) and Section 357(a) of the Code;

          (3) No gain or loss will be recognized by the ATC Portfolio upon the receipt by it of all of the assets and the assumption of the liabilities of the Declaration Portfolio in exchange solely for shares of the ATC Portfolio pursuant to Section 1032(a) of the Code;

          (4) The basis of the assets of the Declaration Portfolio received by the ATC Portfolio will be the same as the basis of such assets to the Declaration Portfolio immediately prior to the exchange pursuant to
          Section 362(b) of the Code;

          (5) The holding period of the assets of the Declaration Portfolio received by the ATC Portfolio will include the period during which such assets were held by the Declaration Portfolio pursuant to Section 1223(2) of the Code;

          (6) No gain or loss  will be  recognized  by the  shareholders  of the
          Declaration Portfolio upon the exchange of their shares in the Declaration Portfolio for voting shares of the ATC Portfolio (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

          (7) The basis of the ATC Portfolio's shares received by the Declaration Portfolio shareholders (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Declaration Portfolio exchanged therefor pursuant to
          Section 358(a)(1) of the Code;

          (8) The holding period of the ATC Portfolio's shares received by the Declaration Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of the Declaration Portfolio's shares surrendered in exchange therefor, provided that the Declaration Portfolio shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

          (9) The ATC Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Declaration Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code, and the Treasury Regulations thereunder.

     (h) That Declaration shall have received an opinion in form and substance reasonably satisfactory to it from David Jones & Assoc., P.C., counsel to ATC, to the effect that, subject in all respects to the effects of bankruptcy, insolvency: arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

          (1) ATC was created as a corporation under the laws of the State of Maryland and is validly existing and in good standing under the laws of the State of Maryland;

          (2) ATC is authorized to issue an indefinite number of shares of beneficial interest, par value $.0001. Assuming that the initial Class I Shares of beneficial interest of the ATC Fund were issued in accordance with the 1940 Act and ATC's Amended and Restated Articles of Incorporation and By-laws, and that all other such outstanding shares of the ATC Fund were sold, issued and paid for in accordance with the terms of the ATC Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) ATC is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in the ATC Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against ATC, the unfavorable outcome of which would materially and adversely affect ATC or the ATC Fund;

          (5) The shares of beneficial interest of the ATC Fund to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by ATC or the ATC Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

          (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by ATC of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

          (7) Neither the execution, delivery nor performance of this Agreement by ATC violates any provision of its Amended and Restated Articles of Incorporation, its By-laws, or the provisions of any agreement or other instrument, known to such counsel to which ATC is a party or by which ATC is otherwise bound; and

          (8) This Agreement has been duly and validly authorized, executed and delivered by ATC and represents the legal, valid and binding obligation of ATC and is enforceable against ATC in accordance with its terms.

          In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of ATC with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of ATC.

     (i) That ATC's Registration Statement with respect to the Class I Shares of beneficial interest of the ATC Fund to be delivered to the Declaration Portfolio's shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration

Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the Class I Shares of beneficial interest of the ATC Fund to be delivered hereunder shall be eligible for sale by ATC with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Declaration Portfolio shareholder.

     (k) That at the Closing, Declaration transfers to the ATC Fund aggregate Net Assets of the Declaration Portfolio comprising 100% in fair market value of the total net assets recorded on the books of the Declaration Portfolio on the Closing Date.

     (l) ATC and the Declaration Portfolio (including Declaration Service Company) shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of the termination of the Declaration Portfolio's service contracts at the Closing.

10.  BROKERAGE FEES AND EXPENSES; OTHER AGREEMENTS

     (a) Declaration and ATC each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne exclusively by ATC Trust Company and not by ATC or Declaration.

     (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of Declaration under this Agreement with respect to any series of the Declaration Fund, or in connection with the transactions contemplated herein with respect to any series of the Declaration Fund, shall be discharged only out of the assets of that series of the Declaration Fund, and no other series of the Declaration Fund shall be liable with respect thereto.

     (d) Declaration will terminate the Principal Underwriting Agreement between Declaration, ATC Trust Company and Declaration Distributors, such termination to be effective as of the date of the Closing.

11.  TERMINATION; WAIVER; ORDER

     (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Declaration Portfolio) prior to the Closing as follows:

          (1) by mutual consent of Declaration and ATC in writing;

          (2) by ATC if any condition  precedent to its obligations set forth in
          Section 9 has not been fulfilled or waived by ATC in writing; or

          (3) by Declaration if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Declaration in writing.

     An election by Declaration or ATC to terminate this Agreement and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of Declaration or the Board of Directors of ATC.

     (b) If the transactions contemplated by this Agreement have not been consummated by July 30, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to in writing by both Declaration and ATC.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Declaration or ATC or persons who are their trustees, directors, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Declaration or ATC, respectively (whichever is entitled to the benefit thereof), by action taken by the Board of Trustees of Declaration or the Board of Directors of ATC, if, in the judgment of the Board of Trustees of Declaration or the Board of Directors of ATC (as the case may be), such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the holders of shares of the Declaration Portfolio or the ATC Fund, on behalf of which such action is taken.

     (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions which are determined by action of the Board of Trustees of Declaration or the Board Directors of ATC to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Declaration Portfolio, unless such further vote is required by applicable law or such terms and conditions shall result in a change in the method of computing the number of Class I Shares of beneficial interest of the ATC Fund to be issued to the Declaration Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Declaration Portfolio prior to the meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless Declaration shall promptly call a special meeting of shareholders of the Declaration Portfolio at which such conditions so imposed shall be submitted for approval.

12.  INDEMNIFICATION BY ATC AND THE ATC FUND

     ATC and the ATC Fund hereby agree to indemnify and hold the Trustees of Declaration (each an "Indemnified Party") harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) not covered by the insurance to be provided to the Trustees of Declaration as described in Section 9 hereof, which any Indemnified Party may incur or sustain by reason of the fact that (i) any representations or warranties made by ATC in Sections 5 or 7 hereof should prove false or erroneous in any material respect, (ii) any covenant has been breached by ATC or the ATC Fund in any material respect, or (iii) any claim is made alleging that (a) the Combined Proxy Statement and Prospectus delivered to the shareholders of the Declaration Portfolio in connection with this transaction or (b) the Registration Statement on Form N-14 of which such Combined Proxy Statement and Prospectus forms a part, included any untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to ATC by Declaration, its investment adviser or distributor.

13.  NOTICE OF CLAIM OF INDEMNIFICATION

     In the event that any claim is made against any Indemnified Party in respect of which indemnity may be sought by an Indemnified Party under Section 12 of this Agreement, the Indemnified Party seeking indemnification shall, with reasonable promptness and before payment of such claim, give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after giving notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of the claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the

Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement and Plan of Reorganization, or (iii) with respect to any Tax claims, within seven (7) calendar days following the earlier of (A) an agreement between Declaration and ATC that an indemnity amount is payable, (B) an assessment of a Tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this
Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party shall promptly investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

14.  FINAL TAX RETURNS AND FORMS 1099 OF THE DECLARATION PORTFOLIO

     (a) After the Closing, Declaration shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Declaration with respect to the Declaration Portfolio's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Declaration or the Declaration Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by ATC.

15.  COOPERATION AND EXCHANGE OF INFORMATION

     ATC and the Declaration will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Such cooperation and information shall include providing copies of relevant Tax returns or portions thereof, together with accompanying schedules and related work papers and documents relating to rulings or other determinations by taxing authorities. Each party shall make its employees and officers available on a mutually convenient basis to provide explanations of any documents or information provided hereunder to the extent, if any, that such party's employees are familiar with such documents or information. Each party or their respective agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Declaration Portfolio and ATC Fund for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this Section 15 shall be kept confidential except as may be otherwise necessary in connection with the filing of returns or claims for refund.

16.  ENTIRE AGREEMENT AND AMENDMENTS

     This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

17.  COUNTERPARTS

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

18.  NOTICES

     Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Declaration Fund at 555 North Lane, Suite 6160, Conshohocken, PA 19428, Attention: Terence P. Smith, with copies to Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232; or to ATC at 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico, 87501-2052, Attention Mr. Clark H. Woolley, with copies to Mr. David D. Jones, David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180-303, The Woodlands, Texas 77381, as the case may be.

19.  GOVERNING LAW

     This Agreement shall be governed by and carried out in accordance with the internal laws of the State of Maryland.

20.  EFFECT OF FACSIMILE SIGNATURE.

     A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, the Declaration Funds and ATC Funds, Inc. have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.


DECLARATION FUND                        ATC FUNDS, INC.


----------------------------------      -----------------------------
By:  Terence P. Smith                   By:  Roger Decort
Its:  President                         President


ATTEST:                                 ATTEST:


------------------------------          --------------------------------
By:  __________________________         By:  Clark H. Woolley
Its:  Secretary                         Its:  Secretary

                                    EXHIBIT B

                          PROSPECTUS OF ATC FUNDS, INC.

                                   PROSPECTUS
                                November 1, 2001

                                 THE WATER FUND
                                  (the "Fund")

                           A SERIES OF ATC FUNDS, INC.
                                 (the "Company")
                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE FUND

     What is the Fund's Investment Objective? ........................
     What are the Fund's Primary Investment Strategies? ..............
     What are the Principal Risks of Investing in the Fund? ..........
     How Has the Fund Performed in the Past? .........................
     What are the Fund's Fees And Expenses? ..........................
     An Example of Fund Expenses Over Time ...........................

THE FUND'S INVESTMENT ADVISER

     The Adviser .....................................................
     The Portfolio Managers ..........................................

HOW TO BUY AND SELL SHARES

DIVIDENDS AND DISTRIBUTIONS ..........................................

TAX CONSIDERATIONS ...................................................

GENERAL INFORMATION ..................................................

FOR MORE INFORMATION .................................................

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

     o investing in common stocks without restrictions regarding market capitalization;
     o normally investing at least 85% of the Fund's total assets in US and foreign common stocks; and
     o normally investing at least 85% of the Fund's total assets in the securities of "Water Companies".

     The Fund's Adviser defines "Water Companies" to be:

     o    publicly traded water utility and/or utility management companies;
     o companies that derive a significant portion of their annual revenues (at least 51%) from the production of equipment and supplies used for water transport, cleansing, recycling, treatment and supply (such as filter producers, specialized trucking firms, recycling plant and equipment producers, etc.);
     o    companies that produce and/or supply bottled drinking water; and
     o companies that derive a significant portion of their annual revenues (at least 51%) from oceanic and other marine activities whose principal purpose is the preservation and enhancement of ocean quality and purity.

     As everyone knows, fresh, clean water is essential to all life on this planet. The Fund's Adviser believes that the continued availability of water and recurring problems with its potability will become highly focused issues in the 21st century. As water availability problems increase in priority, companies whose business focus revolves around water may experience dramatically increased growth and visibility among investors. The Adviser believes that the Fund is the first US mutual fund to recognize water as a principal investment opportunity.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in "Water Companies" that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    excellent prospects for growth;
     o    strong franchise;
     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    highly qualified management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     The Fund may invest up to 40% of its total assets in foreign "Water Company" securities, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Where profitable utility situations or technological developments occur in countries without US listings or ADR opportunities, the Fund may directly invest in such securities on foreign exchanges. The Fund will not invest more than 25% of its total assets in foreign securities on foreign exchanges.

     The Fund will normally invest its remaining assets, if any, in cash equivalents, such as U.S. government debt instruments, money market mutual funds, and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

GENERAL RISKS- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

STOCK MARKET RISK- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

FOREIGN SECURITIES RISK- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

FOCUSED PORTFOLIO RISK- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

STYLE RISK- The Fund is considered to be a sector fund, which means that it will invest the majority of its investments in a single industry; in this case, "Water Companies". Investing in a single industry makes the Fund more susceptible to negative impacts on that industry than a more diversified fund might be. Also, a change in the value of a single company within that industry might have a pronounced effect on the other companies in that industry, with the result that there would be a more pronounced negative effect on the Fund than such a change would have on a more diversified fund.

TEMPORARY DEFENSIVE POSITIONS- Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. Under certain extraordinary market conditions, cash reserves may be a significant percentage of the Fund's total net assets. In the event such conditions occur, the Fund will invest its cash reserves in U.S. Government debt instruments, money market funds and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR CHART                       PERFORMANCE TABLE
                         -------------------------------------------------------
35%                      Average Annual Total Returns
30%                      -----------------------------
25%                      (For Periods ending on December 31, 2000)
20%
15%                                        The Fund          S&P 500 Index**
10%                                        ---------------------------------
05%                      One Year          6.59%             -9.10%
        6.59%            Inception         4.70%              3.75%
                         (10/26/99)
--------------------------------------------------------------------------------
        YEAR ENDED
        12/31/00

Best Quarter:       4th Qtr   2000      3.55%
Worst Quarter:      1st Qtr   2000     -1.31%

WHAT ARE THE FUND'S FEES AND EXPENSES?

THESE TABLES DESCRIBE THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                  SHAREHOLDER FEES
     (Fees Paid Directly From Your Investment)             CLASS A     CLASS C     INSTITUTIONAL
------------------------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (as
a percentage of offering price)                             5.00%       None           None
------------------------------------------------------------------------------------------------

MAXIMUM DEFERRED SALES CHARGE (LOAD) (as a percentage
of redemption proceeds)                                     None        1.00%          None
------------------------------------------------------------------------------------------------

           ANNUAL FUND OPERATING EXPENSES
   (Expenses That Are Deducted From Fund Assets)           CLASS A     CLASS C     INSTITUTIONAL
------------------------------------------------------------------------------------------------

MANAGEMENT FEES (1)                                         1.00%       1.00%          1.00%
------------------------------------------------------------------------------------------------

DISTRIBUTION & SERVICING (12B-1) FEES(2)                    0.25%       1.00%          0.00%
------------------------------------------------------------------------------------------------

OTHER EXPENSES(3)                                           0.50%       0.50%          0.50%
------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                        1.75%       2.50%          1.50%
------------------------------------------------------------------------------------------------

1.   Management fees include a fee of 1.00% for investment advisory services.

2. Because payments under the 12b-1Plan are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. The Adviser receives an annual fee of 0.50% for the provision of these services..

AN EXAMPLE OF EXPENSES OVER TIME

This example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods (because the Fund does not charge redemption fees, your costs would be the same even if you did not redeem your shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
SHARE CLASS                        1 YEAR    3 YEARS     FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------

CLASS A                            $ 669     $ 1,025     $   1,405     $   2,469
--------------------------------------------------------------------------------

CLASS C                            $ 354     $   781     $   1,335     $   2,847
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS                $ 153     $   476     $     822     $   1,800
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT ADVISER

The Adviser
-----------
Avalon Trust Company (the "Adviser"), 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company incorporated and operating under the laws of the State of New Mexico.

The Adviser's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. The Adviser has been investment adviser to the Fund since its inception. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

For its investment advisory services to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the Fund's fiscal years ending December 31, 1999 and December 31, 2000, the Fund paid advisory fees of $4,977 and $46,140, respectively, to the Adviser.

The Portfolio Managers
----------------------
Mr. Roger Decort and Mr. Owen Quattlebaum are responsible for choosing the securities in which the Fund will invest and for providing the day-to-day investment management services for the Fund. Mr. Decort is President and Chief Executive Officer of the Adviser. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the Fund commenced investment operations in October 26, 1999. Mr. Decort, in addition to serving has been the Managing Director and sole shareholder of Decorte & Company, Inc., a financial servicing firm offering investment management services to high wealth individuals, since 1990. Prior to joining the Adviser in 1998, Mr. Quattlebaum served as a manager and member of the Investment Committee of Brown Brothers, Harriman, from 1986 to 1998. Messrs. Decort and Quattlebaum each has over thirty years experience in the financial management field.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Variable Pricing System
-----------------------
The Fund offers three classes of shares by this prospectus. The main differences between each class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in the Fund represents interests in the same portfolio of investments in the Fund.

CLASS A SHARES.
---------------
Class A shares are offered at their public offering price ("POP"), which is net asset value ("NAV") per share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares:

                            Sales Charge        Sales Charge
                            As a % of           As a % of Net        Dealer
Amount Invested             offering price      Amount Invested      Reallowance
----------------------      --------------      ---------------      -----------
Less than   $ 49,999        5.00%               5.26%                4.50%
$50,000 to  $ 99,999        4.50%               4.71%                4.00%
$100,000 to $249,999        3.50%               3.63%                2.75%
$250,000 to $499,999        2.25%               2.30%                1.75%
$500,000 to $999,999        2.00%               2.04%                1.50%
$1,000,000 or more          1.00%               1.01%                0.50%

Unified Financial Securities, Inc., ("UFSI") the Fund's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with UFSI to sell shares of the Fund. The dealer's concession may be changed from time to time. UFSI may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions From Sales Charges
-----------------------------
The Fund will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered investment advisers or brokers for their own accounts, employees and employee related accounts of the Adviser and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Fund, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. The Fund also reserves the right to waive sales charges and fees, at its sole discretion, on a case by case basis.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in the Fund with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Fund.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS C SHARES
--------------
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

INSTITUTIONAL CLASS SHARES
--------------------------
The Fund also offers Institutional Class Shares of the Fund. This share class is sold without any sales loads or CDSCs. However, the minimum initial and subsequent investment in institutional shares is $500 thousand. This share class is designed for large institutions.

Factors to Consider When Choosing a Share Class
-----------------------------------------------
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the "FEES AND EXPENSES" Section of this Prospectus.

Minimum Investment Amounts
--------------------------
Payments for Fund shares must be in U.S. dollars and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Class A or Class C Fund shares is subject to the following minimum investment amounts:

                         MINIMUM                       MINIMUM
TYPE OF                  INVESTMENT                    SUBSEQUENT
ACCOUNT                  TO OPEN ACCOUNT               INVESTMENTS
--------------------------------------------------------------------------------
REGULAR                  $   500                       $   100
IRAs                     $ 1,000                       $   100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                         MINIMUM                       MINIMUM
TYPE OF                  INVESTMENT                    SUBSEQUENT
ACCOUNT                  TO OPEN ACCOUNT               INVESTMENTS
--------------------------------------------------------------------------------
REGULAR                  $   500                       $   100 per month minimum
IRAs                     $ 1,000                       $   100 per month minimum
--------------------------------------------------------------------------------

The minimum initial and subsequent investment in Institutional Class Shares of the Fund is $500 thousand.

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may make additional purchases by telephone. You may also invest in the Fund through an automatic investment plan. Any questions you may have can be answered by calling the Fund, toll-free, at 1-866-375-7008.

Purchasing Shares By Mail
-------------------------
To make your initial investment in the Fund, simply complete the Application Form included with this Prospectus, make a check payable to The Water Fund, and mail the Form and check to:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

To make subsequent purchases, simply make a check payable to The Water Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-866-375-7008 to inform us that a wire is being sent.
2.   Fill out and mail or fax an Account Application to the Transfer Agent
3.   Obtain an account number from the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                        UMB Bank, N.A., ABA #: 101000695
                   Credit: The Water Fund, Acct. # ----------
                Further credit: [Your Name, Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account, and should also state which share class you wish to purchase. If you fail to indicate your share class preference, Class A shares will be purchased for you.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-866-375-7008.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV next determined after the Transfer Agent receives your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Determining Share Prices
------------------------
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

DISTRIBUTION FEES
-----------------
The Fund has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for the Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Fund.

Under the Class A Plan, the Class A shares of the Fund compensate the Adviser, principal underwriter and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares.

Under the Class C Plan, Class C shares of the Fund compensate the Adviser, principal underwriter and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Adviser, principal underwriter and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid to the Adviser for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Fund's Board of Directors and may be renewed only by majority vote of the shareholders of the Fund's Classes or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Fund, as that term is defined in the 1940 Act.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                               The Water Fund, c/o
                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good
Order, less any applicable CDSC (Class C shares only). Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4. Any required signature guarantees. 5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1.   if you change the ownership on your account;
2. when you want the redemption proceeds sent to a different address than is registered on the account;
3. if the proceeds are to be made payable to someone other than the account's owner(s);
4.   any redemption transmitted by federal wire transfer to your bank; and
5. if a change of address request has been received by the Company or Unified Fund Services, Inc. within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $10,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-866-375-7008 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared, a period that may last up to 15 days.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $2,500, the Company may notify you that, unless your account is increased to $2,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts. IRA and other qualified retirement plan accounts are not subject to the Fund's above-descried redemption rights.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the S&P 500, or some other appropriate index.

According to the law of Maryland under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. Please see the SAI for further information on your rights as a shareholder.

The Board of Directors of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Fund's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of and compliance with the Codes. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Prior to _____________, 2001, the Fund was a series of the Declaration Fund ("Declaration"), an unincorporated Pennsylvania business trust operating and registered as an open-end management investment company. On ____________, 2001, the shareholders of the Fund approved a reorganization agreement between Declaration and ATC Funds, Inc. (the "Company"), whereby the Fund became a series of the Company. The shareholders also approved a number of management agreements relating to the reorganization, including a new investment advisory agreement between the Company and the Adviser.

                              FINANCIAL HIGHLIGHTS
                                 THE WATER FUND

THE FINANCIAL DATA INCLUDED IN THE TABLE BELOW FOR THE FUND'S FISCAL YEARS ENDED DECEMBER 31 OF EACH TIME PERIOD HAVE BEEN AUDITED BY TAIT, WELLER & BAKER, INDEPENDENT AUDITORS. THE INFORMATION IN THE TABLES BELOW SHOULD BE READ IN CONJUNCTION WITH THE FUND'S LATEST AUDITED FINANCIAL STATEMENTS AND NOTES THERETO, WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING THE COMPANY. THE INFORMATION CONTAINED BELOW IS FOR THE WATER FUND WHEN IT WAS A SERIES OF DECLARATION FUND, AND RELATES ONLY TO NO-LOAD CLASS SHARES (NOW INSTITUTIONAL SHARES). CLASS A AND CLASS C SHARES WERE NOT OFFERED PRIOR TO DECEMBER 31, 2000. HOWEVER, SINCE ALL SHARE CLASSES OF THE FUND ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, THE RETURNS SHOWN BELOW WILL VARY ONLY TO THE EXTENT THAT THE VARIOUS SHARE CLASSES HAVE DIFFERENT SALES CHARGES AND ONGOING EXPENSES.

                                                               For the Period
                                         Year Ending           October 26, 1999*
                                         December 31, 2000     December 31, 1999
                                         ---------------------------------------

NET ASSET VALUE - BEGINNING OF PERIOD    $        9.89         $       10.00

Investment Operations:
     Net investment income                        0.05                  0.02
     Net realized and unrealized gain
        (loss) on investments                     0.06                 (0.11)
     Total from investment operations             0.65                 (0.09)

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                  (0.05)                (0.02)
     Total distributions                         (0.05)                (0.02)

NET ASSET VALUE - END OF PERIOD          $       10.49         $        9.89

TOTAL RETURN                                      6.59%                (0.94)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
        (in 000's)                       $       6,756         $       3,048
     Ratio of expenses to average
        net assets                                1.75%                 1.75%(1)
     Ratio of net investment income
        to average net assets                     0.71%                 1.03%(1)
     Portfolio turnover rate                     35.93%                 9.67%

* (COMMENCEMENT OF OPERATIONS)
(1) Annualized

                           HOW TO GET MORE INFORMATION

Additional information about the Fund is available in the Fund's latest Annual Report (dated December 31, 2000), Semi-annual Report (dated June 30, 2000) and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated November 1, 2001 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Fund's Annual Report contains audited financial information concerning the Fund and discussion relating to the factors that affected each Fund's performance during the Fund's last fiscal year.

To receive information without charge concerning the Fund or to request a copy of the SAI or annual or semi-annual reports relating to the Fund, please contact the Fund at:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                                 1-866-375-7008

A copy of your requested document(s) will be sent to you within three days of your request.

OR YOU MAY VISIT OUR WEB SITE ON THE INTERNET AT WWW.AVALON-FUNDS.COM.

Information about the Fund (including the annual report, semi-annual report and SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site
(www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                           Investment Company Act No.
                                    811-8883

                                    EXHIBIT C

                          INVESTMENT ADVISORY AGREEMENT
                                 ATC FUNDS, INC.
                                  As Amended on
                                  July 30, 2001

     This Agreement is made and entered into as of the 1st of December, 2000, by and between ATC Funds, Inc., a Maryland corporation (the "Fund"), and Avalon Trust Company, a New Mexico state chartered trust company ("Adviser").

     WHEREAS, the Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), and authorized to issue shares representing interests in an indefinite number of series (each a "Portfolio"); and

     WHEREAS, Adviser is authorized to act as an investment adviser under the Investment Advisers Act of 1940, and engages in the business of asset management and the provision of certain other administrative and recordkeeping services in connection therewith; and

     WHEREAS, the Fund desires to retain Adviser to render certain investment management services to the Portfolios set forth in Exhibit A attached to this Agreement, as such Exhibit A may be amended from time to time by agreement of the parties, in the manner and on the terms and conditions hereinafter set forth, and Adviser wishes to accept such engagement;

     NOW THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.   OBLIGATIONS OF INVESTMENT ADVISER

(a) SERVICES. Adviser agrees to perform the following services (the "Services") for the Fund:

     (1)  manage the investment and reinvestment of each Portfolio's assets;

     (2) continuously review, supervise, and administer the investment program of the Portfolio(s);

     (3) determine, in its discretion, the securities to be purchased, retained or sold (and implement those decisions);

     (4) provide the Fund with records concerning Adviser's activities which the Fund is required to maintain; and

     (5) render regular reports to the Fund's officers and directors concerning Adviser's discharge of the foregoing responsibilities.

     Adviser shall discharge the foregoing responsibilities subject to the general supervision and control of the officers and the directors of the Fund and in compliance with such policies as the directors may from time to time establish, and in compliance with the objectives, policies, and limitations of the Portfolio(s) set forth in the Fund's prospectus and statement of additional information, as amended from time to time, and with all applicable laws and regulations. All Services to be furnished by Adviser under this Agreement may be furnished through the medium of any directors, officers or employees of Adviser or through such other parties as Adviser may determine from time to time.

     Adviser agrees, at its own expense or at the expense of one or more of its affiliates, to render the Services and to provide the office space, furnishings, equipment and personnel as may be reasonably required in the judgment of the Board of Directors of the Fund to perform the Services on the terms and for the compensation provided herein. Adviser shall authorize and permit any of its officers, directors and employees, who may be elected as directors or officers of the Fund, to serve in the capacities in which they are elected.

     Except to the extent expressly assumed by Adviser herein and except to the extent required by law to be paid by Adviser, the Fund shall pay all costs and expenses in connection with its operation and organization.

(b) BOOKS AND RECORDS. All books and records prepared and maintained by Adviser for the Fund under this Agreement shall be the property of the Fund and, upon request therefor, Adviser shall surrender to the Fund such of the books and records so requested.

2. PORTFOLIO TRANSACTIONS. Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Portfolio(s) and is directed to use its best efforts to obtain the best net results as described in the Fund's prospectus from time to time. Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who provide the Portfolio(s) with research, analysis, advice and similar services, and Adviser may pay to these brokers and dealers, in return for research and analysis, a higher commission or spread than may be charged by other brokers and dealers, provided that Adviser determines in good faith that such commission is reasonable in
     terms   either  of  that   particular   transaction   or  of  the   overall
     responsibility of Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Portfolio over the long-term. Adviser will promptly communicate to the officers and the directors of the Fund such information relating to portfolio transactions as they may reasonably request.

3. COMPENSATION OF ADVISER. The Fund will pay to Adviser on the last day of each month a fee at an annual rate equal to the percentage of the daily average net asset value of each Portfolio subject to this Agreement as set forth on Exhibit B to this Agreement, as such Exhibit B may be amended from time to time by agreement of the parties, such fees to be computed daily based upon the net asset value of the Portfolio(s) as determined by a valuation made in accordance with the each Portfolio's procedures for calculating Portfolio net asset value as described in the Portfolio's Prospectus and/or Statement of Additional Information. During any period when the determination of a Portfolio's net asset value is suspended by the directors of the Fund, the net asset value of a share of the Portfolio as of the last business day prior to such suspension shall, for the purpose of this Paragraph 3, be deemed to be net asset value at the close of each succeeding business day until it is again determined.

4. STATUS OF INVESTMENT ADVISER. The services of Adviser to the Fund are not to be deemed exclusive, and Adviser shall be free to render similar services to others so long as its services to the Fund are not impaired thereby. Adviser shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of Adviser, who may also be a director, officer, or employee of the Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

5. PERMISSIBLE INTERESTS. Directors, agents, and stockholders of the Fund are or may be interested in Adviser (or any successor thereof) as directors, partners, officers, or stockholders, or otherwise, and directors, partners, officers, agents, and stockholders of Adviser are or may be interested in the Fund as directors, stockholders or otherwise; and Adviser (or any successor) is or may be interested in the Fund as a stockholder or otherwise.

6. LIABILITY OF INVESTMENT ADVISER. Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder in good faith. Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund or Portfolio(s) in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940 or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement.

7. TERM. This Agreement shall remain in effect until December 1, 2002, and from year to year thereafter provided such continuance is approved at least annually by (1) the vote of a majority of the Board of Directors of the Fund or (2) a vote of a "majority" (as that term is defined in the Investment Company Act of 1940) of the Fund's outstanding securities, provided that in either event the continuance is also approved by the vote of a majority of the directors of the Fund who are not parties to this Agreement or "interested persons" (as defined in the Act) of any such party, which vote must be cast in person at meeting called for the purpose of voting on such approval; provided, however, that;

     (a) the Fund may, at any time and without the payment of any penalty, terminate this Agreement upon 60 days written notice to Adviser;
     (b) the Agreement shall immediately terminate in the event of its assignment (within the meaning of the Act and the Rules thereunder); and
     (c) Adviser may terminate this Agreement without payment of penalty on 60 days written notice to the Fund; and
     (d) the terms of paragraph 6 of this Agreement shall survive the termination of this Agreement.

8. NOTICES. Except as otherwise provided in this Agreement, any notice or other communication required by or permitted to be given in connection with this Agreement will be in writing and will be delivered in person or sent by first class mail, postage prepaid or by prepaid overnight delivery service to the respective parties as follows:

If to the Fund:                                 If to the Adviser:
---------------                                 ------------------

ATC Funds, Inc.                                 Avalon Trust Company
125 Lincoln Avenue, Suite 100                   125 Lincoln Avenue, Suite 100
Santa Fe, New Mexico  87501-2052                Santa Fe, New Mexico  87501-2052
Roger Decort                                    Clark H. Woolley
President                                       Executive Vice President

9. AMENDMENTS. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Fund's outstanding voting securities.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and the year first written above.

ATC FUNDS, INC.                         AVALON TRUST COMPANY


-------------------------------         -------------------------------
By: Roger Decort                        By: Clark H. Woolley
President                               Executive Vice President

ATTEST:                                 ATTEST:


-------------------------------         -------------------------------

By:
    ---------------------------         -------------------------------
Its:  Secretary                         Its:  Secretary
[Corporate Seal]                        [Corporate Seal]

                                    Exhibit A

                              Portfolios Subject to
                          Investment Advisory Agreement
                           Between ATC Funds, Inc. and
                           Avalon Trust Company dated
                                December 1, 2000
                                       And
                              Amended July 30, 2001

                               The Education Fund
                                 The Water Fund

                                    Exhibit B

                              Pricing Schedule for
                              Portfolios Subject to
                          Investment Advisory Agreement
                           Between ATC Funds, Inc. and
                           Avalon Trust Company dated
                                December 1, 2000
                                       And
                              Amended July 30, 2001

--------------------------------------------------------------------------------
           Name of Portfolio                           Annual Fee
--------------------------------------------------------------------------------

The Education Fund                                        1.00%
--------------------------------------------------------------------------------

The Water Fund                                            1.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    EXHIBIT D

Board of Trustees                              Board of Directors
Declaration Funds                              ATC Funds, Inc.
555 North Lane, Suite 6160                     125 Lincoln Avenue, Suite 100
Conshohocken, PA  19428                        Santa Fe, New Mexico   87501-2052

     Re:  AGREEMENT AND PLAN OF REORGANIZATION  DATED May 22, 2001, (THE "PLAN")
          BETWEEN    DECLARATION    FUND,   A   PENNSYLVANIA    BUSINESS   TRUST
          ("DECLARATION") AND ATC FUNDS, INC., A MARYLAND CORPORATION ("ATC")

Gentlemen:

     You have requested my opinion concerning certain federal income tax consequences of the reorganization of Declaration and ATC (the "Reorganization"). The Reorganization will involve the transfer of all of the assets of The Water Fund, a separate series of shares of Declaration (the "Declaration Portfolio") to a recently created, corresponding series of shares of ATC (the "ATC Portfolio") and the assumption of the liabilities of the Declaration Portfolio by the ATC Portfolio. On the date of the Reorganization, shares of the ATC Portfolio will be credited to shareholders of the Declaration Portfolio, following which the Declaration Portfolio will be dissolved.

     In rendering this opinion, I have reviewed and relied upon: (a) the Agreement and Plan of Reorganization dated May 22, 2001 (the "Plan"), made by Declaration and ATC; (b) the proxy materials provided to shareholders of the Declaration Portfolio in connection with the Special Meeting of Shareholders, to be held on July 30, 2001; (c) certain representations concerning the Reorganization made to us by Declaration and ATC ; (d) all other documents, financial and other reports and corporate minutes that we deemed relevant or appropriate; and (e) such statutes, regulations, rulings and decisions as we deemed material in rendering this opinion. All terms used herein, unless otherwise defined, are used as defined in the Plan.

     For purposes of this opinion, I have assumed that the Declaration Portfolio on the date of the Reorganization, satisfies, and immediately following the Reorganization, the ATC Portfolio will satisfy, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Under regulations to be prescribed by the Secretary of the Treasury (the "Secretary") under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under
Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary has not issued any such regulations under Section 1276(d) of the Code.

     Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Maryland, Pennsylvania, the Plan, and the Representations of ATC and Declaration, it is my opinion that:

     1. The transfer by the Declaration Portfolio of all of its assets subject to its liabilities in exchange for shares of the ATC Portfolio will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Declaration Portfolio and the ATC Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by the Declaration Portfolio upon the transfer of all of its assets subject to its liabilities to the ATC Portfolio exchange solely for shares of the ATC Portfolio pursuant to Section 361(a) and Section 357(a) of the Code.

     3. No gain or loss will be recognized by the ATC Portfolio upon the receipt by it of all of the assets of the Declaration Portfolio subject to its liabilities in exchange solely for shares of the ATC Portfolio pursuant to Section 1032(a) of the Code.

     4. The basis of the assets of the Declaration Portfolio received by the ATC Portfolio will be the same as the basis of such assets to the Declaration Portfolio immediately prior to the exchange pursuant to
          Section 362(b) of the Code.

     5. The holding period of the assets of the Declaration Portfolio received by the ATC Portfolio will include the period during which such assets were held by the Declaration Portfolio pursuant to Section 1223(2) of the Code.

     6. No gain or loss will be recognized by the shareholders of the Declaration Portfolio upon the exchange of their shares in such Portfolio for shares of beneficial interest in the ATC Portfolio (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

     7. The basis of the shares of beneficial interest in the ATC Portfolio received by the shareholders of the Declaration Portfolio (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Declaration Portfolio exchanged therefor pursuant to Section 358(a)(1) of the Code.

     8. The holding period of the shares of beneficial interest in the ATC Portfolio received by the shareholders of the Declaration Portfolio (including fractional shares to which they may be entitled) will include the holding period of the shares of such Portfolio surrendered in exchange therefor, provided that the shares of such Portfolio were held as a capital asset on the date of the Reorganization, pursuant to
          Section 1223(1) of the Code.

     9. The ATC Portfolio will succeed to and take into account as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the Secretary (regulations issued by the Secretary are hereafter referred to as "Treasury Regulations"), the items of the Declaration Portfolio described in Section 381(c) of the Code, as provided in Section 1.381(b)-1(a)(2) of the Treasury Regulations.

     This opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. I do not undertake to make any continuing analysis of the facts or relevant law following the date of this opinion.

     This opinion is further conditioned upon the performance by Declaration and ATC of their undertakings in the Plan.

     This opinion is being rendered to Declaration and ATC Funds, Inc. and may be relied upon only by Declaration and ATC and the shareholders, respectively, of each, and we consent to its inclusion in Form N-14, Post Effective Amendment No. 37 to the Registration Statement under the Securities Act of 1933 solely for such purposes.

                                        Very truly yours,

                                        DAVID JONES & ASSOC., P.C.


                                        /s/  David D. Jones, Esq.
                                        -------------------------
                                        By:  David D. Jones, Esq.

                                    EXHIBIT E

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

     We consent to the use of our report, dated January 31, 2001, on the annual financial statements and financial highlights of The Declaration Fund - The Water Fund which is incorporated by reference into Form N-14, Post Effective Amendment No. 11 to the Registration Statement under the Securities Act of 1933.


Abington, Pennsylvania                  /s/ Sanville & Company
May 29, 2001                            Certified Public Accountants

                                      PROXY

                    THIS PROXY IS SOLICITED ON BEHALF OF THE
                      BOARD OF TRUSTEES OF DECLARATION FUND

     Revoking any such prior appointments, the undersigned appoints Ms. Linda Coyne and Mr. David Ganley (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the WATER FUND (the "Declaration Fund"), a separate series of shares of Declaration Fund, registered in the name of the undersigned at the Special Meeting of Shareholders of Declaration Fund (the "Special Meeting") to be held at the offices of Declaration Fund, 555 North Lane, Suite 6160, Conshohocken, PA 19428, on ____________, 2001, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

     The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO
INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Declaration Fund has proposed the Proposals. The Board of Trustees of Declaration Fund recommends voting FOR Proposals 1 and 2.

1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between Declaration Fund, on behalf of the Water Fund (the "Declaration Fund"), and ATC Funds, Inc., on behalf of its separate series also called The Water Fund (the "ATC Fund"), whereby the ATC Fund would acquire all or substantially all of the assets and liabilities of the Declaration Fund in exchange solely for ATC Fund's shares, to be distributed pro rata by the Declaration Fund to the holders of its shares, in complete liquidation of the Declaration Fund.

     FOR                 AGAINST                 ABSTAIN
         ------                  ------                  ------
--------------------------------------------------------------------------------

2. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

     GRANT                 WITHHOLD                 ABSTAIN
           ------                   ------                  ------
--------------------------------------------------------------------------------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on July 30, 2001. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.


----------------------------------------                ------------------------
Authorized Signature                                              Date

----------------------------------------
Printed Name (and Title if Applicable)


----------------------------------------                ------------------------
Authorized Signature (Joint No-Load or                            Date
Second Signatory)

----------------------------------------
Printed Name (and Title if Applicable)